UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02781
                                   ----------

                              TEMPLETON FUNDS, INC.
                             ----------------------
              (Exact name of registrant as specified in charter)


             500 EAST BROWARD BLVD., FORT LAUDERDALE, FL 33394-3091
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (954) 527-7500
                                                          --------------

Date of fiscal year end: 8/31
                         ----

Date of reporting period: 2/28/05
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS

TEMPLETON WORLD FUND


                               [GRAPHIC OMITTED]

                                                               FEBRUARY 28, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      SEMIANNUAL REPORT AND SHAREHOLDER LETTER                 |     GLOBAL
--------------------------------------------------------------------------------

                                                      WANT TO RECEIVE
                  [GRAPHIC OMITTED]                   THIS DOCUMENT
                                                      FASTER VIA EMAIL?
                 TEMPLETON WORLD FUND
                                                      Eligible shareholders can
                                                      sign up for eDelivery at
                                                      franklintempleton.com.
                                                      See inside for details.

--------------------------------------------------------------------------------

                                   [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                  INVESTMENTS

                    Franklin  o  TEMPLETON  o  Mutual Series

                                 Franklin Templeton Investments

                                 GAIN FROM OUR PERSPECTIVE

                                 Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE            Each of our portfolio management groups
                                 operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                                 FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                                 TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

                                 MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION             Because our management groups work
                                 independently and adhere to distinctly
                                 different investment approaches, Franklin,
                                 Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST        At Franklin Templeton Investments, we seek to
                                 consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the semiannual report

Contents

SHAREHOLDER LETTER.........................................................    1

SEMIANNUAL REPORT

Templeton World Fund ......................................................    3

Performance Summary .......................................................    8

Your Fund's Expenses.......................................................   10

Financial Highlights and
Statement of Investments ..................................................   12

Financial Statements ......................................................   21

Notes to Financial Statements .............................................   24

Shareholder Information....................................................   34

--------------------------------------------------------------------------------



Semiannual Report

Templeton World Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton World Fund seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets.

--------------------------------------------------------------------------------
  PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Templeton World Fund's semiannual report for the period ended February 28, 2005.

PERFORMANCE OVERVIEW

For the six months under review, Templeton World Fund - Class A posted a 19.39% cumulative total return. The Fund outperformed its benchmark, the Morgan Stanley Capital International (MSCI) World Index, which posted a 15.24% total return for the same period.(1) In line with our long-term investment strategy, we are also pleased with our long-term results, as shown in the Performance Summary beginning on page 8. For the 10-year period ended February 28, 2005, Templeton World Fund - Class A delivered a 187.04% cumulative total return, compared with the MSCI World Index's 128.82% cumulative total return for the same period.(1) Please note that index performance information is provided for reference and that we do not attempt to track the index, but rather undertake investments on the basis of fundamental research.

ECONOMIC AND MARKET OVERVIEW

For the six months under review, the global economy generally continued to expand. In fourth quarter 2004, gross domestic product (GDP) increased at annualized rates of 3.8% in the U.S. and 9.5% in China.(2) For the same quarter, GDP grew an annualized 1.7% in Canada, while rising 2.8% in the U.K. and 1.6% in the euro zone.(3) Japan's GDP rose only 0.5% annualized.(4)

(1) Source: Standard & Poor's Micropal. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

(2)   Source: National Bureau of Statistics of China.

(3)   Sources: Statistics Canada; Office for National Statistics (U.K.);
      Eurostat.

(4)   Source: Japan Cabinet Office.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 15.


                                                           Semiannual Report | 3

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets as of 2/28/05

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

Europe                                                      41.2%
Asia                                                        28.5%
North America                                               23.1%
Australia & New Zealand                                      2.4%
Latin America                                                1.3%
Middle East & Africa                                         0.9%
Short-Term Investments & Other Net Assets                    2.6%

TOP 10 COUNTRIES
Based on Equity Securities
2/28/05

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                                     NET ASSETS
--------------------------------------------------------------------------------
  U.S.                                                                     20.7%
--------------------------------------------------------------------------------
  U.K.                                                                     17.8%
--------------------------------------------------------------------------------
  Japan                                                                     8.6%
--------------------------------------------------------------------------------
  South Korea                                                               7.7%
--------------------------------------------------------------------------------
  Hong Kong                                                                 6.9%
--------------------------------------------------------------------------------
  Netherlands                                                               6.0%
--------------------------------------------------------------------------------
  France                                                                    4.5%
--------------------------------------------------------------------------------
  Switzerland                                                               4.4%
--------------------------------------------------------------------------------
  Germany                                                                   3.3%
--------------------------------------------------------------------------------
  Bermuda                                                                   2.3%
--------------------------------------------------------------------------------

Industrial metals and several other commodity prices rose particularly due to increased demand from China. While Chile, Brazil, Canada, Australia and Argentina benefited from strong overall demand for natural resources, Mexico and other oil-exporting countries benefited specifically from high oil prices.

Investors' major concerns during the six months were rising energy costs (oil prices reached a high of $56 in October 2004) and the large U.S. budget and current account deficits.(5) Offsetting this, relatively low inflation and short-term interest rates supported global stock market levels, despite recent rate increases by the U.S. Federal Reserve Board and other central banks. An additional factor was the large number of companies that returned cash to shareholders during the period through rising dividends and share repurchases.

During the six-month period under review, the MSCI World Index's total return was 15.24% and the MSCI Emerging Markets Index's was 35.36%, in U.S. dollars.(6) In local currencies, their respective total returns were 11.12% and 23.89%.(6) For most of the period, the majority of the world's currencies strengthened in relation to the U.S. dollar. However, the U.S. dollar's protracted decline versus these currencies reversed course in January 2005, as the dollar appreciated. Still, the currency effect benefited U.S.-based investors who invested in non-U.S. equities from developed and emerging market countries, as local currency returns were boosted when translated into a weaker U.S. dollar.

INVESTMENT STRATEGY

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow potential. As we look worldwide, we consider specific companies, rather than sectors or countries, while doing in-depth research to construct a bargain list from which we buy. Before we make a purchase, we look at the company's potential for earnings and growth over a five-year horizon.

(5)   Source: U.S. Department of Energy.

(6) Source: Standard & Poor's Micropal. See footnote 1 for a description of the MSCI World Index. The MSCI Emerging Markets Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global emerging markets.


4 | Semiannual Report

MANAGER'S DISCUSSION

During the six months under review, a broad array of individual holdings contributed to the Fund's outperformance versus the benchmark MSCI World Index. During the period, only 10 of the Fund's 167 holdings posted negative returns, indicating just how broad our positive performance was in terms of world regions, market capitalizations and sectors/industries. Of the Fund's top 20 contributors, 11 were based in the U.K. and Europe, eight were Asian, and just one was U.S.-based (Dow Chemical).

Among our top performers were metals and mining companies Cia Vale do Rio Doce (Brazil) and BHP Billiton (Australia), which gained more than 60% each during the six months under review. Other notable gainers included selected emerging market holdings such as Argentina's Inversiones y Representacion (real estate, convertible bond investment), Indian banking concern ICICI Bank, South Korea's POSCO (metals and mining), and Philippine company Ayala Land (real estate).

It is also important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended February 28, 2005, the U.S. dollar declined in value relative to most non-U.S. currencies. The Fund's performance was positively affected by the portfolio's primary investment in securities with non-U.S. currency exposure due to the U.S. dollar's decrease in value during the period. However, one cannot expect the same result in future periods.

Overall, South Korean holdings totaled 7.7% of the Fund's total net assets at period-end. Within our South Korean investments, a number of bank holdings were particularly strong. Many investors appeared to realize that the South Korean banking industry had passed the peak in loan loss provisions for credit card losses. Although loan growth had yet to strongly improve, profits had the potential to rebound for several years beginning in 2005. At period-end, we believed Korean bank stock valuations remained attractive. This was evidenced

TOP 10 SECTORS/INDUSTRIES
Based on Equity Securities
2/28/05

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                                     NET ASSETS
--------------------------------------------------------------------------------
  Oil & Gas                                                                10.1%
--------------------------------------------------------------------------------
  Pharmaceuticals                                                           8.6%
--------------------------------------------------------------------------------
  Insurance                                                                 7.4%
--------------------------------------------------------------------------------
  Commercial Banks                                                          5.6%
--------------------------------------------------------------------------------
  Real Estate                                                               5.3%
--------------------------------------------------------------------------------
  Media                                                                     4.8%
--------------------------------------------------------------------------------
  Software                                                                  4.4%
--------------------------------------------------------------------------------
  Capital Markets                                                           4.0%
--------------------------------------------------------------------------------
  Industrial Conglomerates                                                  3.7%
--------------------------------------------------------------------------------
  Health Care Providers & Services                                          3.5%
--------------------------------------------------------------------------------


                                                           Semiannual Report | 5

TOP 10 EQUITY HOLDINGS
2/28/05

--------------------------------------------------------------------------------
  COMPANY                                                            % OF TOTAL
  SECTION/INDUSTRY, COUNTRY                                          NET ASSETS
--------------------------------------------------------------------------------
  Cheung Kong Holdings Ltd.                                                 3.8%
     REAL ESTATE, HONG KONG
--------------------------------------------------------------------------------
  Sanofi-Aventis, Ord. & Frankfurt Listed                                   2.3%
     PHARMACEUTICALS, FRANCE
--------------------------------------------------------------------------------
  Royal Dutch Petroleum Co.                                                 2.3%
     OIL & GAS, NETHERLANDS
--------------------------------------------------------------------------------
  BP PLC                                                                    2.2%
     OIL & GAS, U.K.
--------------------------------------------------------------------------------
  Hutchison Whampoa Ltd.                                                    2.1%
     INDUSTRIAL CONGLOMERATES, HONG KONG
--------------------------------------------------------------------------------
  Samsung Electronics Co. Ltd.,
  common & preferred                                                        2.1%
     SEMICONDUCTORS & SEMICONDUCTOR
     EQUIPMENT, SOUTH KOREA
--------------------------------------------------------------------------------
  Nippon Telegraph & Telephone Corp.                                        1.8%
     DIVERSIFIED TELECOMMUNICATION
     SERVICES, JAPAN
--------------------------------------------------------------------------------
  Kookmin Bank                                                              1.7%
     COMMERCIAL BANKS, SOUTH KOREA
--------------------------------------------------------------------------------
  Swiss Reinsurance Co.                                                     1.7%
     INSURANCE, SWITZERLAND
--------------------------------------------------------------------------------
  El Paso Corp.                                                             1.6%
     OIL & GAS, U.S.
--------------------------------------------------------------------------------

in part by the second major takeover in recent months with Standard Chartered's successful bid for Korea First Bank in January 2005, although the Fund had no holdings in either company.

With oil prices spiking over $50 per barrel in October 2004 and again in February 2005, the improved earnings, cash flows and dividends for major oil and gas companies continued to make their valuations look compelling to us.(5) Not surprisingly, our holdings in BP, Royal Dutch Petroleum and Shell Transport & Trading were a boost to the Fund's overall results this reporting period.

Even though it was a very good six months for the Fund, we had some investments that detracted from our overall results. For example, DIRECTV Group's stock fell about 5% due to several conditions, including strong competition from TiVo and negative investor sentiment stemming from a delay in DIRECTV's potential share repurchase activity. Secondly, our stock in U.S. insurance firm American International Group (AIG) declined about 6%. AIG's share price suffered due to several factors such as continued asbestos claims and recent allegations of improper pricing. Lastly, pharmaceutical giant Pfizer's share price fell more than 18% despite a climb in value toward period-end. Inconclusive results from comparative cholesterol product testing and investor worries about the future market for Celebrex were the primary negative influences on Pfizer's underlying stock price. Toward period-end, however, Pfizer's share price was uplifted by some positive news from the U.S. Food and Drug Administration.


6 | Semiannual Report

Thank you for your continued participation in Templeton World Fund. We look forward to serving your future investment needs.

                            /s/ Jeffrey A. Everett

 [PHOTO OMITTED]            Jeffrey A. Everett, CFA
                            Portfolio Manager
                            Templeton World Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF FEBRUARY 28, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report | 7

Performance Summary as of 2/28/05

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------------------
  CLASS A                                              CHANGE    2/28/05    8/31/04
---------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                +$1.45     $18.23     $16.78
---------------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/04-2/28/05)
---------------------------------------------------------------------------------------
  Dividend Income                           $0.3189
---------------------------------------------------------------------------------------
  Short-Term Capital Gain                   $0.0026
---------------------------------------------------------------------------------------
  Long-Term Capital Gain                    $1.2524
---------------------------------------------------------------------------------------
      TOTAL                                 $1.5739
---------------------------------------------------------------------------------------
  CLASS B                                              CHANGE    2/28/05    8/31/04
---------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                +$1.47     $18.00     $16.53
---------------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/04-2/28/05)
---------------------------------------------------------------------------------------
  Dividend Income                           $0.1982
---------------------------------------------------------------------------------------
  Short-Term Capital Gain                   $0.0026
---------------------------------------------------------------------------------------
  Long-Term Capital Gain                    $1.2524
---------------------------------------------------------------------------------------
      TOTAL                                 $1.4532
---------------------------------------------------------------------------------------
  CLASS C                                              CHANGE    2/28/05    8/31/04
---------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                +$1.45     $17.82     $16.37
---------------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/04-2/28/05)
---------------------------------------------------------------------------------------
  Dividend Income                           $0.1929
---------------------------------------------------------------------------------------
  Short-Term Capital Gain                   $0.0026
---------------------------------------------------------------------------------------
  Long-Term Capital Gain                    $1.2524
---------------------------------------------------------------------------------------
      TOTAL                                 $1.4479
---------------------------------------------------------------------------------------


8 | Semiannual Report

PERFORMANCE

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

----------------------------------------------------------------------------------------------------
  CLASS A                                   6-MONTH     1-YEAR      5-YEAR        10-YEAR
----------------------------------------------------------------------------------------------------
  Cumulative Total Return(1)                  19.39%     12.36%      31.05%        187.04%
----------------------------------------------------------------------------------------------------
  Average Annual Total Return(2)              12.55%      5.89%       4.31%         10.47%
----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment(3)            $11,255    $10,589     $12,351        $27,061
----------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (3/31/05)(4)                     4.65%       2.70%          9.96%
----------------------------------------------------------------------------------------------------
  CLASS B                                   6-MONTH     1-YEAR      5-YEAR     INCEPTION (1/1/99)
----------------------------------------------------------------------------------------------------
  Cumulative Total Return(1)                  18.96%     11.54%      26.27%         50.27%
----------------------------------------------------------------------------------------------------
  Average Annual Total Return(2)              14.96%      7.54%       4.44%          6.83%
----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment(3)            $11,496    $10,754     $12,427        $15,027
----------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (3/31/05)(4)                     6.19%       2.80%          6.27%
----------------------------------------------------------------------------------------------------
  CLASS C                                   6-MONTH     1-YEAR      5-YEAR     INCEPTION (5/1/95)
----------------------------------------------------------------------------------------------------
  Cumulative Total Return(1)                  18.99%     11.56%      26.30%        151.16%
----------------------------------------------------------------------------------------------------
  Average Annual Total Return(2)              17.99%     10.56%       4.78%          9.82%
----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment(3)            $11,799    $11,056     $12,630        $25,116
----------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (3/31/05)(4)                     9.20%       3.15%          9.43%
----------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

ENDNOTES

THE FUND INVESTS IN FOREIGN SECURITIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

Class B: These shares have higher annual fees and expenses than Class A shares.

Class C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

(3) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

(4) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.


                                                           Semiannual Report | 9

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


10 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------------------
                                                   BEGINNING ACCOUNT     ENDING ACCOUNT     EXPENSES PAID DURING
  CLASS A                                            VALUE 8/31/04       VALUE 2/28/05     PERIOD* 8/31/04-2/28/05
---------------------------------------------------------------------------------------------------------------------
  Actual                                                $1,000              $1,193.90              $5.87
---------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)              $1,000              $1,019.44              $5.41
---------------------------------------------------------------------------------------------------------------------
  CLASS B
---------------------------------------------------------------------------------------------------------------------
  Actual                                                $1,000              $1,189.60              $9.94
---------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)              $1,000              $1,015.72              $9.15
---------------------------------------------------------------------------------------------------------------------
  CLASS C
---------------------------------------------------------------------------------------------------------------------
  Actual                                                $1,000              $1,189.90              $9.94
---------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)              $1,000              $1,015.72              $9.15
---------------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      1.08%; B: 1.83%; and C: 1.83%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


                                                          Semiannual Report | 11

Templeton World Fund

FINANCIAL HIGHLIGHTS

                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 2005                          YEAR ENDED AUGUST 31,
CLASS A                                      (UNAUDITED)          2004            2003           2002            2001         2000
                                          ----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
 the period)

Net asset value, beginning of period....  $      16.78     $     15.12     $     13.64    $     14.70     $     18.87   $    18.14
                                          ----------------------------------------------------------------------------------------

Income from investment operations:

 Net investment income(a) ..............           .06             .22             .18            .17(e)          .29          .27

 Net realized and unrealized
  gains (losses) .......................          2.96            1.74            1.46           (.96)(e)       (3.04)        1.93
                                          ----------------------------------------------------------------------------------------
Total from investment operations .......          3.02            1.96            1.64           (.79)          (2.75)        2.20
                                          ----------------------------------------------------------------------------------------
Less distributions from:

 Net investment income .................          (.32)           (.30)           (.16)          (.27)           (.27)        (.38)

 Net realized gains ....................         (1.25)             --              --             --           (1.15)       (1.09)
                                          ----------------------------------------------------------------------------------------
Total distributions ....................         (1.57)           (.30)           (.16)          (.27)          (1.42)       (1.47)
                                          ----------------------------------------------------------------------------------------
Redemption fees ........................            --(c)           --(c)           --(c)          --              --           --
                                          ----------------------------------------------------------------------------------------
Net asset value, end of period .........  $      18.23     $     16.78     $     15.12    $     13.64     $     14.70   $    18.87
                                          ========================================================================================


Total return(b) ........................         19.39%          13.10%          12.27%         (5.43)%        (15.18)%      13.59%



RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ......   $ 7,908,951     $ 6,924,779     $ 6,419,826    $ 6,161,235     $ 7,102,237   $9,515,467

Ratios to average net assets:

 Expenses ..............................          1.08%(d)        1.11%           1.11%          1.08%           1.09%        1.07%

 Net investment income .................           .77%(d)        1.32%           1.40%          1.15%(e)        1.79%        1.52%

Portfolio turnover rate ................          9.08%          37.58%          43.91%         44.56%          24.91%       46.92%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

  Net investment income per share ..................................    $(0.01)
  Net realized and unrealized (gains/losses) per share .............      0.01
  Ratio of net investment income to average net assets .............     (0.08)%
  Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.


12 | See notes to financial statements. | Semiannual Report

Templeton World Fund

                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 2005                          YEAR ENDED AUGUST 31,
CLASS B                                      (UNAUDITED)          2004            2003           2002            2001         2000
                                          ----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
  period)

Net asset value, beginning of period ...  $      16.53     $     14.92     $     13.46    $     14.51     $     18.66   $    18.05
                                          ----------------------------------------------------------------------------------------
Income from investment operations:

 Net investment income (loss)(a) .......            --             .10             .09            .06(e)          .17          .15

 Net realized and unrealized gains
  (losses) .............................          2.92            1.71            1.44           (.95)(e)       (3.01)        1.90
                                          ----------------------------------------------------------------------------------------
Total from investment operations .......          2.92            1.81            1.53           (.89)          (2.84)        2.05
                                          ----------------------------------------------------------------------------------------
Less distributions from:

 Net investment income .................          (.20)           (.20)           (.07)          (.16)           (.16)        (.35)

 Net realized gains ....................         (1.25)             --              --             --           (1.15)       (1.09)
                                          ----------------------------------------------------------------------------------------
Total distributions ....................         (1.45)           (.20)           (.07)          (.16)          (1.31)       (1.44)
                                          ----------------------------------------------------------------------------------------
Redemption fees ........................            --(c)           --(c)           --(c)          --              --           --
                                          ----------------------------------------------------------------------------------------
Net asset value, end of period .........  $      18.00     $     16.53     $     14.92    $     13.46     $     14.51   $    18.66
                                          ========================================================================================

Total return(b) ........................         18.96%          12.24%          11.46%         (6.12)%        (15.82)%      12.76%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ......  $     60,833     $    49,419     $    37,166    $    29,311     $    25,743   $   23,816

Ratios to average net assets:

 Expenses ..............................          1.83%(d)        1.86%           1.86%          1.83%           1.83%        1.82%

 Net investment income .................           .02%(d)         .57%            .65%           .40%(e)        1.08%         .83%

Portfolio turnover rate ................          9.08%          37.58%          43.91%         44.56%          24.91%       46.92%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

  Net investment income per share...................................    $(0.01)
  Net realized and unrealized (gains/losses) per share..............      0.01
  Ratio of net investment income to average net assets..............     (0.08)%
  Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.


                     Semiannual Report | See notes to financial statements. | 13

Templeton World Fund

                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 2005                         YEAR ENDED AUGUST 31,
CLASS C                                      (UNAUDITED)          2004            2003           2002            2001         2000
                                          ----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
  period)

Net asset value, beginning of period ...  $      16.37     $     14.77     $     13.31    $     14.34     $     18.43   $    17.71
                                          ----------------------------------------------------------------------------------------

Income from investment operations:

 Net investment income (loss)(a) .......            --             .09             .09            .06(e)          .17          .14

 Net realized and unrealized gains
(losses) ...............................          2.89            1.70            1.43           (.94)(e)       (2.98)        1.89
                                          ----------------------------------------------------------------------------------------
Total from investment operations .......          2.89            1.79            1.52           (.88)          (2.81)        2.03
                                          ----------------------------------------------------------------------------------------
Less distributions from:

 Net investment income .................          (.19)           (.19)           (.06)          (.15)           (.13)        (.22)

 Net realized gains ....................         (1.25)             --              --             --           (1.15)       (1.09)
                                          ----------------------------------------------------------------------------------------
Total distributions ....................         (1.44)           (.19)           (.06)          (.15)          (1.28)       (1.31)
                                          ----------------------------------------------------------------------------------------
Redemption fees ........................            --(c)           --(c)           --(c)          --              --           --
                                          ----------------------------------------------------------------------------------------
Net asset value, end of period .........  $      17.82     $     16.37     $     14.77    $     13.31     $     14.34   $    18.43
                                          ========================================================================================


Total return(b) ........................         18.99%          12.24%          11.46%         (6.15)%        (15.83)%      12.77%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ......  $    341,242     $   295,009     $   270,417    $   264,751     $   313,538   $  423,614

Ratios to average net assets:

 Expenses ..............................          1.83%(d)        1.86%           1.86%          1.83%           1.83%        1.82%

 Net investment income .................            02%(d)         .57%            .65%           .40%(e)        1.04%         .78%

Portfolio turnover rate ................          9.08%          37.58%          43.91%         44.56%          24.91%       46.92%


(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

  Net investment income per share .................................   $(0.01)
  Net realized and unrealized (gains/losses) per share ............     0.01
  Ratio of net investment income to average net assets ............    (0.08)%
  Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.


14 | See notes to financial statements. | Semiannual Report

Templeton World Fund

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2005 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------
                                                             INDUSTRY                      SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 94.5%
    ARGENTINA .0%(a)
(b) Inversiones y Representacion SA, GDR....               Real Estate                               1   $             12
                                                                                                         ----------------
    AUSTRALIA 1.9%
    BHP Billiton Ltd. ......................              Metals & Mining                    4,122,969         62,542,997
    National Australia Bank Ltd. ...........             Commercial Banks                    1,961,101         44,762,995
    Qantas Airways Ltd. ....................                 Airlines                       17,225,345         49,556,570
                                                                                                         ----------------
                                                                                                              156,862,562
                                                                                                         ----------------
    BERMUDA 2.3%
    ACE Ltd. ...............................                 Insurance                       2,588,800        115,098,048
    XL Capital Ltd., A .....................                 Insurance                       1,044,952         78,371,400
                                                                                                         ----------------
                                                                                                              193,469,448
                                                                                                         ----------------
    CHINA 1.7%
    China Mobile (Hong Kong) Ltd. ..........    Wireless Telecommunication Services         19,616,800         64,014,715
    China Mobile (Hong Kong) Ltd., ADR .....    Wireless Telecommunication Services            100,000          1,620,000
    Guangdong Electric Power Development
      Co Ltd., B ...........................            Electric Utilities                  16,090,315          8,500,131
    PetroChina Co. Ltd., H .................                 Oil & Gas                     110,289,000         69,646,982
                                                                                                         ----------------
                                                                                                              143,781,828
                                                                                                         ----------------
    FINLAND 1.5%
    Sampo OYJ, A ...........................                 Insurance                         562,696          7,880,009
    Stora Enso OYJ, R (EUR/FIM Traded) .....          Paper & Forest Products                5,913,360         90,093,502
    UPM-Kymmene Corp. ......................          Paper & Forest Products                1,244,590         27,738,498
                                                                                                         ----------------
                                                                                                              125,712,009
                                                                                                         ----------------
    FRANCE 4.5%
    Sanofi-Aventis .........................              Pharmaceuticals                    1,861,821        148,918,066
    Sanofi-Aventis (Frankfurt Listed) ......              Pharmaceuticals                      537,750         43,218,539
    Societe BIC SA .........................      Commercial Services & Supplies               621,001         34,769,609
    Suez SA ................................    Multi-Utilities & Unregulated Power          2,908,340         78,760,962
    Valeo SA ...............................              Auto Components                    1,415,710         67,885,238
                                                                                                         ----------------
                                                                                                              373,552,414
                                                                                                         ----------------
    GERMANY 2.8%
    Deutsche Post AG .......................          Air Freight & Logistics                3,158,400         75,787,547
    E.ON AG ................................            Electric Utilities                   1,025,000         91,988,572
    Muenchener Rueckversicherungs-
      Gesellschaft .........................                 Insurance                          97,503         11,969,341
    Muenchener Rueckversicherungs-
      Gesellschaft, 144A ...................                 Insurance                          27,857          3,419,689
    Volkswagen AG ..........................                Automobiles                        999,200         49,289,138
                                                                                                         ----------------
                                                                                                              232,454,287
                                                                                                         ----------------


                                                          Semiannual Report | 15

Templeton World Fund

-------------------------------------------------------------------------------------------------------------------------
                                                             INDUSTRY                      SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    HONG KONG 6.9%
    Cheung Kong Holdings Ltd. ..............                Real Estate                     33,055,120   $    314,701,679
    Hang Lung Group Ltd. ...................                Real Estate                      1,345,000          2,448,919
    Hutchison Whampoa Ltd. .................         Industrial Conglomerates               19,512,060        176,382,748
    New World Development Co. Ltd. .........                Real Estate                     28,330,443         28,879,147
    Shangri-La Asia Ltd. ...................       Hotels Restaurants & Leisure             12,464,938         18,859,753
    Swire Pacific Ltd., A ..................         Industrial Conglomerates                4,326,500         35,365,578
                                                                                                         ----------------
                                                                                                              576,637,824
                                                                                                         ----------------
    INDIA 1.7%
    Housing Development Finance
      Corp. Ltd. ...........................        Thrifts & Mortgage Finance               3,188,190         56,808,015
    ICICI Bank Ltd. ........................             Commercial Banks                    3,648,860         31,839,199
    Satyam Computers Services Ltd. .........                IT Services                      5,864,530         55,285,308
                                                                                                         ----------------
                                                                                                              143,932,522
                                                                                                         ----------------
    ISRAEL .9%
(b) Check Point Software Technologies Ltd.                   Software                        3,507,820         77,628,057
                                                                                                         ----------------
    ITALY .8%
    Eni SpA ................................                 Oil & Gas                       2,541,076         66,291,280
                                                                                                         ----------------
    JAPAN 8.6%
    Nintendo Co. Ltd. ......................                 Software                          948,100        105,198,336
    Nippon Telegraph & Telephone Corp. .....   Diversified Telecommunication Services           34,921        151,314,869
    Nomura Holdings Inc. ...................              Capital Markets                    7,407,000        102,236,367
    Olympus Corp. ..........................     Health Care Equipment & Supplies              773,000         17,006,074
    Ono Pharmaceutical Co. Ltd. ............              Pharmaceuticals                    1,765,500         96,258,549
    Shinsei Bank Ltd., 144A ................             Commercial Banks                    1,147,000          6,725,439
    Sompo Japan Insurance Inc. .............                 Insurance                       9,348,000         99,251,805
    Sony Corp. .............................            Household Durables                   1,993,700         76,090,325
    Takeda Pharmaceutical Co. Ltd. .........              Pharmaceuticals                    1,241,800         59,509,474
                                                                                                         ----------------
                                                                                                              713,591,238
                                                                                                         ----------------
    MEXICO .7%
    Cemex SA, ADR ..........................          Construction Materials                 1,363,101         54,483,147
                                                                                                         ----------------
    NETHERLANDS 6.0%
    Akzo Nobel NV ..........................                 Chemicals                       1,931,014         87,071,307
    Koninklijke Philips Electronics NV .....            Household Durables                   3,557,105         98,402,844
    Reed Elsevier NV .......................                   Media                         2,975,695         44,686,259
    Rodamco Europe NV ......................      Diversified Financial Services               505,588         40,740,829
    Royal Dutch Petroleum Co. ..............                 Oil & Gas                       3,036,000        191,373,255
    VNU NV .................................                   Media                         1,154,000         36,126,493
                                                                                                         ----------------
                                                                                                              498,400,987
                                                                                                         ----------------
    PHILIPPINES .2%
    Ayala Land Inc. ........................                Real Estate                     81,688,000         14,045,495
                                                                                                         ----------------
    SINGAPORE .2%
    Venture Corp. Ltd. .....................    Electronic Equipment & Instruments           2,032,000         18,038,839
                                                                                                         ----------------


16 | Semiannual Report

Templeton World Fund

-------------------------------------------------------------------------------------------------------------------------
                                                             INDUSTRY                      SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    SOUTH KOREA 7.0%
    Hana Bank ..............................              Commercial Banks                   2,955,950   $     84,602,850
    Kookmin Bank ...........................              Commercial Banks                   3,112,413        143,769,003
    KT Corp., ADR ..........................   Diversified Telecommunication Services        2,120,300         49,212,163
    POSCO ..................................              Metals & Mining                      289,517         63,840,732
    Samsung Electronics Co. Ltd. ...........   Semiconductors & Semiconductor Equipment        229,519        120,414,647
    Shinhan Financial Group Co. Ltd. .......              Commercial Banks                   2,608,250         77,247,822
    SK Telecom Co. Ltd., ADR ...............    Wireless Telecommunication Services          2,154,000         45,880,200
                                                                                                         ----------------
                                                                                                              584,967,417
                                                                                                         ----------------
    SPAIN 2.2%
    Iberdrola SA, Br. ......................             Electric Utilities                  3,342,845         88,181,625
    Repsol YPF SA ..........................                 Oil & Gas                       3,460,790         94,226,028
                                                                                                         ----------------
                                                                                                              182,407,653
                                                                                                         ----------------
    SWEDEN .2%
    Securitas AB, B ........................       Commercial Services & Supplies            1,207,500         19,239,512
                                                                                                         ----------------
    SWITZERLAND 4.4%
    Nestle SA ..............................               Food Products                       341,094         94,719,779
    Novartis AG ............................              Pharmaceuticals                    2,154,189        108,047,969
    Swiss Reinsurance Co. ..................                 Insurance                       1,941,515        142,518,753
    UBS AG .................................              Capital Markets                      186,410         16,195,608
                                                                                                         ----------------
                                                                                                              361,482,109
                                                                                                         ----------------
    TAIWAN 1.5%
    Chunghwa Telecom Co. Ltd., ADR .........   Diversified Telecommunication Services        2,402,000         52,363,600
    Lite-on Technology Corp. ...............          Computers & Peripherals               28,543,000         30,949,134
    Taiwan Semiconductor
      Manufacturing Co. ....................   Semiconductors & Semiconductor Equipment     22,031,331         38,987,233
                                                                                                         ----------------
                                                                                                              122,299,967
                                                                                                         ----------------
    UNITED KINGDOM 17.8%
    Amvescap PLC ...........................              Capital Markets                   12,739,249         83,495,116
    BAE Systems PLC ........................            Aerospace & Defense                 11,670,208         57,422,412
    Boots Group PLC ........................          Food & Staples Retailing               4,983,700         63,603,767
    BP PLC .................................                 Oil & Gas                      17,012,401        183,765,845
    British Land Co. PLC ...................                Real Estate                      2,550,032         42,248,935
    British Sky Broadcasting Group PLC .....                   Media                         7,658,909         83,393,018
    Centrica PLC ...........................               Gas Utilities                     5,695,920         25,891,541
    Compass Group PLC ......................        Hotels Restaurants & Leisure             3,172,894         15,276,581
    GKN PLC ................................              Auto Components                   14,031,189         69,443,976
    GlaxoSmithKline PLC ....................              Pharmaceuticals                    5,397,277        128,946,246
    Lloyds TSB Group PLC ...................              Commercial Banks                   8,217,185         77,350,011
    National Grid Transco PLC ..............    Multi-Utilities & Unregulated Power          5,603,700         54,364,334
    Pearson PLC ............................                   Media                         6,354,069         77,917,583
    Rentokil Initial PLC ...................       Commercial Services & Supplies            6,608,030         20,130,944
(b) Rolls-Royce Group PLC ..................            Aerospace & Defense                 10,808,700         54,014,415
    Shell Transport & Trading Co. PLC ......                 Oil & Gas                      10,995,668        103,134,581


                                                          Semiannual Report | 17

Templeton World Fund

-------------------------------------------------------------------------------------------------------------------------
                                                             INDUSTRY                      SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    UNITED KINGDOM (CONT.)
    Shire Pharmaceuticals Group PLC ........             Pharmaceuticals                     2,003,690   $     22,336,822
    Smiths Group PLC .......................         Industrial Conglomerates                5,869,239         96,339,089
    Unilever PLC ...........................              Food Products                      9,106,900         87,125,384
    Vodafone Group PLC .....................   Wireless Telecommunication Services          49,994,812        130,925,523
                                                                                                         ----------------
                                                                                                            1,477,126,123
                                                                                                         ----------------
    UNITED STATES 20.7%
    Abbott Laboratories ....................             Pharmaceuticals                       860,100         39,555,999
    American International Group Inc........                Insurance                          554,500         37,040,600
    AmerisourceBergen Corp. ................     Health Care Providers & Services            2,129,940        127,583,406
(b) BMC Software Inc. .....................                  Software                        4,821,200         72,076,940
    Boeing Co. .............................           Aerospace & Defense                     206,200         11,334,814
    Bristol-Myers Squibb Co. ...............             Pharmaceuticals                     2,076,280         51,969,288
(b) Cadence Design Systems Inc. ...........                  Software                        6,118,800         84,317,064
    CIGNA Corp. ............................     Health Care Providers & Services              801,100         72,739,880
(b) DIRECTV Group Inc. ....................                   Media                          7,282,700        109,313,327
    Dow Chemical Co. .......................                Chemicals                        2,085,270        115,002,640
    EI Paso Corp. ..........................                Oil & Gas                       10,784,870        132,977,447
    JPMorgan Chase & Co. ...................      Diversified Financial Services             1,486,760         54,341,078
(b) Maxtor Corp. ..........................          Computers & Peripherals                 2,535,400         14,046,116
    Merrill Lynch & Co. Inc. ...............             Capital Markets                     2,213,268        129,653,239
    Noble Corp. ............................       Energy Equipment & Services               1,013,100         57,817,617
(b) Pactiv Corp. ..........................           Containers & Packaging                 1,173,700         26,537,357
    Pfizer Inc. ............................             Pharmaceuticals                       451,400         11,867,306
    R.R. Donnelley & Sons Co. ..............      Commercial Services & Supplies             2,048,050         68,015,741
    Raytheon Co. ...........................           Aerospace & Defense                   1,988,200         76,028,768
(b) Synopsys Inc. .........................                  Software                        1,681,838         30,441,268
    TECO Energy Inc. .......................            Electric Utilities                   3,928,600         62,425,454
(b) Tenet Healthcare Corp. ................      Health Care Providers & Services            8,401,380         91,659,056
(b) Time Warner Inc. ......................                   Media                          2,562,100         44,144,983
(b) Toys R Us Inc. ........................              Specialty Retail                    2,272,210         51,965,443
    W.R. Berkley Corp. .....................                Insurance                          929,325         47,730,132
(b) Western Digital Corp. .................          Computers & Peripherals                 2,263,300         25,484,758
    Willis Group Holdings Ltd. .............                Insurance                        1,828,100         72,301,355
                                                                                                         ----------------
                                                                                                            1,718,371,076
                                                                                                         ----------------

    TOTAL COMMON STOCKS
      (COST $5,916,714,730).................                                                                7,854,775,806
                                                                                                         ----------------

    PREFERRED STOCKS 1.4%
    BRAZIL .2%
    Cia Vale do Rio Doce, ADR, pfd., A .....              Metals & Mining                      631,500         18,180,885
                                                                                                         ----------------

    GERMANY .5%
    Volkswagen AG, pfd. ....................                Automobiles                      1,235,616         45,177,527
                                                                                                         ----------------


18 | Semiannual Report

Templeton World Fund

-------------------------------------------------------------------------------------------------------------------------
                                                            INDUSTRY                      SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------------
    PREFERRED STOCKS (CONT.)
    SOUTH KOREA .7%
    Samsung Electronics Co. Ltd., pfd. .....  Semiconductors & Semiconductor Equipment         154,200     $   53,728,223
                                                                                                           --------------
    TOTAL PREFERRED STOCKS
      (COST $64,129,644)....................                                                                  117,086,635
                                                                                                           --------------
                                                                                      ------------------
                                                                                      PRINCIPAL AMOUNT(c)
                                                                                      ------------------
    CONVERTIBLE BONDS 1.5%
    ARGENTINA .4%
    Inversiones y Representacion SA, cvt.,
      8.00%, 11/14/07 ......................                                                 9,081,312         36,325,248
                                                                                                           --------------
    AUSTRALIA .2%
    New South Wales Treasury Corp., 8.00%,
      3/01/08 ..............................                                                17,170,000 AUD     14,391,556
                                                                                                           --------------
    CANADA .1%
    Government of Canada, 6.00%,
      6/01/11 ..............................                                                 8,030,000 CAD      7,240,187
                                                                                                           --------------
    LUXEMBOURG .4%
    Repcon Luxembourg SA, cvt., 4.50%,
      1/26/11 ..............................                                                25,000,000         31,453,125
                                                                                                           --------------
    NEW ZEALAND .3%
    Government of New Zealand,
      7.00%, 7/15/09 .......................                                                15,850,000 NZD     11,879,286
      8.00%, 11/15/06 ......................                                                15,670,000 NZD     11,694,234
                                                                                                           --------------
                                                                                                               23,573,520
                                                                                                           --------------
    SWEDEN .1%
    Kingdom of Sweden, 5.50%,
      10/08/12 .............................                                                48,680,000 SEK      7,994,052
                                                                                                           --------------
    TOTAL CONVERTIBLE BONDS
      (COST $76,914,443)....................                                                                  120,977,688
                                                                                                           --------------
    SHORT TERM INVESTMENTS 2.5%
    GERMANY .2%
    Deutsche Bank AG, Time Deposit, 2.01%, 3/01/05                                          14,645,000 EUR     19,392,214
                                                                                                           --------------
    UNITED STATES 2.3%
    Federal Home Loan Bank, 1.214% to
      2.808, 3/22/05 to 8/12/05 ............                                               105,945,000        105,097,308
    Federal Home Loan Mortgage Corp.,
      2.769%, 6/30/05 ......................                                                40,000,000         39,633,640
    Federal National Mortgage Association,
      2.626%, 5/04/05 ......................                                                50,000,000         49,767,550
                                                                                                           --------------
                                                                                                              194,498,498
                                                                                                           --------------
  TOTAL SHORT TERM INVESTMENTS
    (COST $214,040,411).....................                                                                  213,890,712
                                                                                                           --------------


                                                          Semiannual Report | 19

Templeton World Fund

-------------------------------------------------------------------------------------------------------------------------
                                                                                                             VALUE
-------------------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS
      (COST $6,271,799,228) 99.9%...........                                                              $ 8,306,730,841
    OTHER ASSETS, LESS LIABILITIES .1%......                                                                    4,294,301
                                                                                                          ---------------
    NET ASSETS 100.0%.......................                                                              $ 8,311,025,142
                                                                                                          ===============

PORTFOLIO ABBREVIATIONS:
ADR - American Depository Receipt
GDR - Global Depository Receipt

CURRENCY ABBREVIATIONS:
AUD - Australian Dollar
CAD - Canadian Dollar
EUR - Euro
FIM - Finnish Markka
NZD - New Zealand Dollar
SEK - Swedish Krona

(a)   Rounds to less than .05% of net assets.

(b)   Non-income producing.

(c)   The principal amount is stated in U.S. dollars unless otherwise indicated.


20 | See notes to financial statements. | Semiannual Report

Templeton World Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2005 (unaudited)

Assets:
 Investments in securities:
  Cost ....................................................   $  6,271,799,228
                                                              ================
  Value ...................................................   $  8,306,730,841
 Cash .....................................................          4,314,791
 Foreign currency, at value (cost $2,160,072) .............          2,653,127
 Receivables:
  Investment securities sold ..............................         16,648,154
  Capital shares sold .....................................          3,038,937
  Dividends and interest ..................................         23,781,880
  Affiliates (Note 7)......................................          1,470,900
                                                              ----------------
      Total assets ........................................      8,358,638,630
                                                              ----------------
Liabilities:
 Payables:
  Investment securities purchased .........................         28,935,194
  Capital shares redeemed .................................         10,791,617
  Affiliates ..............................................          6,997,229
 Other liabilities ........................................            889,448
                                                              ----------------
      Total liabilities ...................................         47,613,488
                                                              ----------------
        Net assets, at value ..............................   $  8,311,025,142
                                                              ================
Net assets consist of:
 Distributions in excess of net investment income .........   $    (23,874,770)
 Net unrealized appreciation (depreciation) ...............      2,036,095,641
 Accumulated net realized gain (loss) .....................        114,850,171
 Capital shares ...........................................      6,183,954,100
                                                              ----------------
        Net assets, at value ..............................   $  8,311,025,142
                                                              ================
CLASS A:
 Net assets, at value .....................................   $  7,908,950,878
                                                              ================
 Shares outstanding .......................................        433,787,661
                                                              ================
 Net asset value per share(a) .............................   $          18.23
                                                              ================
 Maximum offering price per share (net asset value per
   share / 94.25%) ........................................   $          19.34
                                                              ================
CLASS B:
 Net assets, at value .....................................   $     60,832,510
                                                              ================
 Shares outstanding .......................................          3,379,549
                                                              ================
 Net asset value and maximum offering price per share(a) ..   $          18.00
                                                              ================
CLASS C:
 Net assets, at value .....................................   $    341,241,754
                                                              ================
 Shares outstanding .......................................         19,152,007
                                                              ================
 Net asset value and maximum offering price per share(a) ..   $          17.82
                                                              ================

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                     Semiannual Report | See notes to financial statements. | 21

Templeton World Fund

STATEMENT OF OPERATIONS
for the six months ended February 28, 2005 (unaudited)

Investment income:
 Dividends (net of foreign taxes of $3,717,297) ...........   $     64,200,926
 Interest (net of foreign taxes of $2,047) ................          6,086,061
 Other income (Note 7).....................................          1,470,900
                                                              ----------------
      Total investment income .............................         71,757,887
                                                              ----------------
Expenses:
 Management fees (Note 3) .................................         23,649,055
 Administrative fees (Note 3) .............................          2,988,720
 Distribution fees (Note 3)
  Class A .................................................          9,180,938
  Class B .................................................            270,690
  Class C .................................................          1,573,099
 Transfer agent fees (Note 3) .............................          3,858,100
 Custodian fees (Note 4) ..................................          1,201,246
 Reports to shareholders ..................................            138,000
 Registration and filing fees .............................             82,900
 Professional fees ........................................             95,200
 Directors' fees and expenses .............................             93,100
 Other ....................................................            124,778
                                                              ----------------
      Total expenses ......................................         43,255,826
      Expense reductions (Note 4) .........................             (2,227)
                                                              ----------------
        Net expenses ......................................         43,253,599
                                                              ----------------
          Net investment income ...........................         28,504,288
                                                              ----------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments .............................................        187,573,506
  Foreign currency transactions ...........................           (349,842)
                                                              ----------------
      Net realized gain (loss) ............................        187,223,664
                                                              ----------------
 Net change in unrealized appreciation (depreciation) on:
  Investments .............................................      1,157,257,927
  Translation of assets and liabilities denominated in
   foreign currencies .....................................          1,206,070
  Deferred taxes ..........................................          3,944,984
                                                              ----------------
      Net change in unrealized appreciation
       (depreciation) .....................................      1,162,408,981
                                                              ----------------
Net realized and unrealized gain (loss) ...................      1,349,632,645
                                                              ----------------
Net increase (decrease) in net assets resulting from
 operations ...............................................   $  1,378,136,933
                                                              ================


22 | See notes to financial statements. | Semiannual Report

Templeton World Fund

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended February 28, 2005 (unaudited) and the year ended August 31, 2004

                                                                                      -------------------------------------
                                                                                      SIX MONTHS ENDED        YEAR ENDED
                                                                                      FEBRUARY 28, 2005    AUGUST 31, 2004
                                                                                      -------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ........................................................      $      28,504,288    $     94,741,014
  Net realized gain (loss) from investments and foreign currency transactions ..            187,223,664         596,830,943
  Net change in unrealized appreciation (depreciation) on investments, translation of assets and liabilities denominated in foreign currencies,
    and deferred taxes .........................................................          1,162,408,981         176,064,396
                                                                                      -------------------------------------
      Net increase (decrease) in net assets resulting from operations ..........          1,378,136,933         867,636,353
                                                                                      -------------------------------------
 Distributions to shareholders from:
  Net investment income:
   Class A .....................................................................           (132,316,964)       (125,077,562)
   Class B .....................................................................               (603,226)           (509,158)
   Class C .....................................................................             (3,484,513)         (3,482,910)
  Net realized gains:
   Class A......................................................................           (516,252,466)                 --
   Class B......................................................................             (3,804,334)                 --
   Class C......................................................................            (22,580,982)                 --
                                                                                      -------------------------------------
 Total distributions to shareholders ...........................................           (679,042,485)       (129,069,630)
                                                                                      -------------------------------------
 Capital share transactions (Note 2):
   Class A .....................................................................            319,104,352        (200,487,957)
   Class B .....................................................................              6,341,038           8,345,687
   Class C .....................................................................             17,272,630          (4,657,758)
                                                                                      -------------------------------------
 Total capital share transactions ..............................................            342,718,020        (196,800,028)
                                                                                      -------------------------------------
 Redemption fees ...............................................................                  6,078              30,493
                                                                                      -------------------------------------
      Net increase (decrease) in net assets ....................................          1,041,818,546         541,797,188
Net assets:
 Beginning of period ...........................................................          7,269,206,596       6,727,409,408
                                                                                      -------------------------------------
 End of period .................................................................      $   8,311,025,142    $  7,269,206,596
                                                                                      =====================================
Distributions in excess of net investment income (undistributed net investment income) included in net assets:
 End of period .................................................................      $     (23,874,770)   $     84,025,645
                                                                                      =====================================


                     Semiannual Report | See notes to financial statements. | 23

Templeton World Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton World Fund (the Fund) is a separate, diversified series of Templeton Funds, Inc. Templeton Funds, Inc. is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Short term securities are valued at cost.

Corporate debt securities and U.S. Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Directors.


24 | Semiannual Report

Templeton World Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Directors.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.


                                                          Semiannual Report | 25

Templeton World Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. INCOME AND DEFERRED TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

The Fund is subject to a tax imposed on net realized gains of securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by Templeton Funds, Inc. are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

Redemptions and exchanges of Fund shares held five trading days or less (30 days or less prior to June 1, 2004 and 90 days or less prior to January 1, 2004) may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid-in capital as noted in the Statements of Changes in Net Assets.


26 | Semiannual Report

Templeton World Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified by the Fund against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. CAPITAL STOCK

The Fund offers three classes of shares: Class A, Class B and Class C. Effective March 1, 2005, Class B shares will no longer be offered except to existing Class B shareholders through reinvested distributions or exchanges into other Franklin Templeton funds' Class B shares, as permitted by the applicable fund prospectus. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At February 28, 2005, there were 3.9 billion shares of Templeton Funds, Inc. authorized ($1.00 par value) of which 1.2 billion shares were classified as, and allocated to, the Fund and further classified as follows: 800 million shares have been classified as Class A, 200 million shares as Class B and 200 million shares as Class C. Transactions in the Fund's shares were as follows:

                                        ---------------------------------------------------------------
                                              SIX MONTHS ENDED                    YEAR ENDED
                                             FEBRUARY 28, 2005                  AUGUST 31, 2004
                                        ---------------------------------------------------------------
                                          SHARES          AMOUNT           SHARES            AMOUNT
                                        ---------------------------------------------------------------
CLASS A SHARES:
 Shares sold ......................      14,020,775    $ 240,780,629       40,542,738     $ 684,785,022
 Shares issued in reinvestment of
  distributions ...................      36,205,331      581,636,507        6,997,580       109,108,085
 Shares redeemed ..................     (29,107,035)    (503,312,784)     (59,444,549)     (994,381,064)
                                        ---------------------------------------------------------------
 Net increase (decrease) ..........      21,119,071    $ 319,104,352      (11,904,231)    $(200,487,957)
                                        ===============================================================
CLASS B SHARES:
 Shares sold ......................         326,878    $   5,540,253          769,951     $  12,890,413
 Shares issued in reinvestment of
  distributions ...................         243,875        3,864,343           29,047           446,081
 Shares redeemed ..................        (180,906)      (3,063,558)        (300,823)       (4,990,807)
                                        ---------------------------------------------------------------
 Net increase (decrease) ..........         389,847    $   6,341,038          498,175         8,345,687
                                        ===============================================================
CLASS C SHARES:
 Shares sold ......................       1,090,826    $  18,314,799        2,245,793     $  37,086,276
 Shares issued in reinvestment of
  distributions ...................       1,469,068       23,041,940          202,026         3,071,259
 Shares redeemed ..................      (1,427,797)     (24,084,109)      (2,737,885)      (44,815,293)
                                        ---------------------------------------------------------------
 Net increase (decrease) ..........       1,132,097    $  17,272,630         (290,066)    $  (4,657,758)
                                        ===============================================================


                                                          Semiannual Report | 27

Templeton World Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and directors of the Fund are also officers and/or directors of the following subsidiaries:

----------------------------------------------------------------------------------------------
  SUBSIDIARY                                                        AFFILIATION
----------------------------------------------------------------------------------------------
  Templeton Global Advisors Ltd. (TGAL)                             Investment manager
  Franklin Templeton Services LLC (FT Services)                     Administrative manager
  Franklin Templeton Distributors Inc. (Distributors)               Principal underwriter
  Franklin Templeton Investor Services LLC (Investor Services)      Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to TGAL based on the Fund's average daily net assets as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE    NET ASSETS
--------------------------------------------------------------------------------
      0.630%             Up to and including $1 billion
      0.615%             Over $1 billion, up to and including $5 billion
      0.600%             Over $5 billion, up to and including $10 billion
      0.580%             Over $10 billion, up to and including $15 billion
      0.560%             Over $15 billion, up to and including $20 billion
      0.540%             Over $20 billion

B. ADMINISTRATIVE FEES

The Fund pays its allocated share of an administrative fee to FT Services based on the Templeton Funds, Inc. aggregate average daily net assets as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE    NET ASSETS
--------------------------------------------------------------------------------
      0.150%             Up to and including $200 million
      0.135%             Over $200 million, up to and including $700 million
      0.100%             Over $700 million, up to and including $1.2 billion
      0.075%             Over $1.2 billion

C. DISTRIBUTION FEES

The Fund reimburses Distributors up to 0.25%, 1.00%, and 1.00% per year of the average daily net assets of Class A, Class B and Class C, respectively, for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan.

Under the Class A distribution plan, costs exceeding the maximum for the current plan period may be reimbursed in subsequent periods. At February 28, 2005, Distributors advised the Fund that unreimbursed costs were $3,631,720.


28 | Semiannual Report

Templeton World Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Net sales charges received........................   $ 222,378
Contingent deferred sales charges retained........   $  30,182

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $3,858,100, of which $2,701,728 was paid to Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended February 28, 2005, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, bond discounts and premiums, and contingent debt.

Net realized gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares, bond discounts and premiums, and contingent debt.

At February 28, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes were as follows:

Investments at cost ...........................      $ 6,318,852,676
                                                     ===============
Unrealized appreciation........................      $ 2,099,926,787
Unrealized depreciation .......................         (112,048,622)
                                                     ---------------
Net unrealized appreciation (depreciation) ....      $ 1,987,878,165
                                                     ===============


                                                          Semiannual Report | 29

Templeton World Fund

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended February 28, 2005 aggregated $704,484,619 and $669,491,717, respectively.

7. REGULATORY MATTERS

INVESTIGATIONS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, received subpoenas and/or requests for documents, information and/or testimony. The Company and its current employees provided documents and information in response to those requests and subpoenas.

SETTLEMENTS

Beginning in August 2004, the Company entered into settlements with certain regulators investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters described in this section is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").

On August 2, 2004, Franklin Resources, Inc. announced that its subsidiary, Franklin Advisers, Inc., reached an agreement with the SEC that resolved the issues resulting from the SEC investigation into market timing activity. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and Sections 9(b) and 9(f) of the Investment Company Act of 1940, Making Findings and Imposing Remedial Sanctions and a Cease-and-Desist Order" (the "Order"). The SEC's Order concerned the activities of a limited number of third parties that ended in 2000 and those that were the subject of the first Massachusetts administrative complaint described below.

Under the terms of the SEC's Order, pursuant to which Franklin Advisers, Inc. neither admitted nor denied any of the findings contained therein, Franklin Advisers, Inc. agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. At this time, it is unclear which funds or which shareholders of any particular fund will receive distributions. The Order also required Franklin Advisers, Inc. to, among other things, enhance and periodically review compliance policies and procedures.


30 | Semiannual Report

Templeton World Fund

7. REGULATORY MATTERS (CONTINUED)

SETTLEMENTS (CONTINUED)

On September 20, 2004, Franklin Resources, Inc. announced that two of its subsidiaries, Franklin Advisers, Inc. and Franklin Templeton Alternative Strategies, Inc. ("FTAS"), reached an agreement with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts") related to its administrative complaint filed on February 4, 2004, concerning one instance of market timing that was also a subject of the August 2, 2004 settlement that Franklin Advisers, Inc. reached with the SEC, as described above.

Under the terms of the settlement consent order issued by the State of Massachusetts, Franklin Advisers, Inc. and FTAS consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts (the "Massachusetts Consent Order"). The Massachusetts Consent Order included two different sections: "Statements of Fact" and "Violations of Massachusetts Securities Laws." Franklin Advisers, Inc. and FTAS admitted the facts in the Statements of Fact.

On October 25, 2004, the State of Massachusetts filed a second administrative complaint, alleging that Franklin Resources, Inc.'s Form 8-K filing (in which it described the Massachusetts Consent Order and stated that "Franklin did not admit or deny engaging in any wrongdoing") failed to state that Franklin Advisers, Inc. and FTAS admitted the Statements of Fact portion of the Massachusetts Consent Order (the "Second Complaint"). Franklin Resources, Inc. reached a second agreement with the State of Massachusetts on November 19, 2004, resolving the Second Complaint. As a result of the November 19, 2004 settlement, Franklin Resources, Inc. filed a new Form 8-K. The terms of the Massachusetts Consent Order did not change and there was no monetary fine associated with this second settlement.

On November 17, 2004, Franklin Resources, Inc. announced that Franklin Templeton Distributors, Inc. ("FTDI") reached an agreement with the CAGO, resolving the issues resulting from the CAGO's investigation concerning sales and marketing support payments. Under the terms of the settlement, FTDI neither admitted nor denied the allegations in the CAGO's complaint and agreed to pay $2 million to the State of California as a civil penalty, $14 million to the funds, to be allocated by an independent distribution consultant to be paid for by FTDI, and $2 million to the CAGO for its investigative costs.


                                                          Semiannual Report | 31

Templeton World Fund

7. REGULATORY MATTERS (CONTINUED)

SETTLEMENTS (CONTINUED)

On December 13, 2004, Franklin Resources, Inc. announced that its subsidiaries FTDI and Franklin Advisers, Inc. reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings, Making Findings, and Imposing Remedial Sanctions Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940, Sections 9(b) and 9(f) of the Investment Company Act of 1940, and Section 15(b) of the Securities Exchange Act of 1934" (the "Second Order").

Under the terms of the Second Order, in which FTDI and Franklin Advisers, Inc. neither admitted nor denied the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar). FTDI and Franklin Advisers, Inc. also agreed to implement certain measures and undertakings relating to marketing support payments to broker-dealers for the promotion or sale of fund shares, including making additional disclosures in the funds' Prospectuses and Statements of Additional Information. The Second Order further requires the appointment of an independent distribution consultant, at the Company's expense, who shall develop a plan for the distribution of the penalty and disgorgement to the funds.

The SEC's Second Order and the CAGO settlement agreement concerning marketing support payments provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The independent distribution consultant has substantially completed preparation of these distribution plans. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds and are recorded as other income in the current period. The SEC has not yet approved the distribution plan pertaining to the Second Order. When approved, disbursements of settlement monies under the SEC's Second Order will be made promptly in accordance with the terms and conditions of that order.


32 | Semiannual Report

Templeton World Fund

7. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS

The Fund, in addition to the Company and other funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 Plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts administrative complaint and the findings in the SEC's August 2, 2004 Order, as described above. The lawsuits are styled as class actions or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

In addition, the Company, as well as certain current and former officers, employees, and directors, have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive advisory, commission, and distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits identified above are without merit and intend to vigorously defend against them. The Company cannot predict with certainty, however, the eventual outcome of the remaining governmental investigations or private lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on the Company's future financial results. If the Company finds that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.


                                                          Semiannual Report | 33

Templeton World Fund

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


34 | Semiannual Report

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

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

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II(1)

VALUE

Franklin Balance Sheet
  Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund(4)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund(4),(5)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(4)
Templeton Global Bond Fund

TAX-FREE INCOME(6)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(7)

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(8)
Colorado
Connecticut
Florida(8)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(7)
Michigan(7)
Minnesota(7)
Missouri
New Jersey
New York(8)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products
  Trust(9)

(1) The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2) The fund is only open to existing shareholders and select retirement plans.

(3) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(5) Formerly Franklin Short-Intermediate U.S. Government Securities Fund. Effective 9/1/04, the fund's name changed; its investment goal and strategy remained the same.

(6) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(7)   Portfolio of insured municipal securities.

(8) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

(9) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

01/05                                          Not part of the semiannual report

       [LOGO](R)
FRANKLIN(R) TEMPLETON(R)              One Franklin Parkway
      INVESTMENTS                     San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
TEMPLETON WORLD FUND

INVESTMENT MANAGER

Templeton Global Advisors Limited

PRINCIPAL UNDERWRITER

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


102 S2005  04/05





TEMPLETON FOREIGN FUND




                               [GRAPHIC OMITTED]

                                                               FEBRUARY 28, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     SEMIANNUAL REPORT AND SHAREHOLDER LETTER             |    INTERNATIONAL
--------------------------------------------------------------------------------

                   [GRAPHIC OMITTED]                  WANT TO RECEIVE
                                                      THIS DOCUMENT
                                                      FASTER VIA EMAIL?
                 TEMPLETON FOREIGN FUND
                                                      Eligible shareholders can
                                                      sign up for eDelivery at
                                                      franklintempleton.com.
                                                      See inside for details.

--------------------------------------------------------------------------------

                                   [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                  INVESTMENTS

                    Franklin  o  TEMPLETON  o  Mutual Series

                            Franklin Templeton Investments

                            GAIN FROM OUR PERSPECTIVE

                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

                            MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities.
                            That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Not part of the semiannual report

Contents

SHAREHOLDER LETTER ......................................................      1

SEMIANNUAL REPORT

Templeton Foreign Fund ..................................................      3

Performance Summary .....................................................      7

Your Fund's Expenses ....................................................     10

Financial Highlights and Statement of Investments .......................     12

Financial Statements ....................................................     24

Notes to Financial Statements ...........................................     28

Shareholder Information .................................................     39

--------------------------------------------------------------------------------

Semiannual Report

Templeton Foreign Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Foreign Fund seeks long-term capital growth. Under normal market conditions, the Fund invests mainly in the equity securities of companies located outside the U.S., including emerging markets.

--------------------------------------------------------------------------------
  PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets as of 2/28/05

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

Europe .............................   46.5%
Asia ...............................   30.0%
North America ......................    4.0%
Latin America ......................    2.6%
Australia & New Zealand ............    2.2%
Middle East & Africa ...............    1.2%
Short-Term Investments and
 Other Net Assets ..................   13.5%

--------------------------------------------------------------------------------

This semiannual report for Templeton Foreign Fund covers the period ended February 28, 2005.

PERFORMANCE OVERVIEW

For the six months under review, Templeton Foreign Fund - Class A posted a 19.59% cumulative total return. The Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index, which posted a 21.28% total return for the same period.(1) In line with our long-term investment strategy, we are pleased with our long-term results, as shown in the Performance Summary beginning on page 7. For the 10-year period ended February 28, 2005, Templeton Foreign Fund - Class A

(1) Source: Standard & Poor's Micropal. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets, excluding the U.S. and Canada. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 17.


                                                           Semiannual Report | 3
delivered a 137.49% cumulative total return, compared with the MSCI EAFE Index's 90.24% cumulative total return for the same period.(1) Please note that index performance information is provided for reference and that we do not attempt to track the index, but rather undertake investments on the basis of fundamental research.

ECONOMIC AND MARKET OVERVIEW

For the six months under review, the global economy generally continued to expand. In fourth quarter 2004, gross domestic product (GDP) increased at annualized rates of 3.8% in the U.S. and 9.5% in China.(2) For the same quarter, GDP grew an annualized 1.7% in Canada, while rising 2.8% in the U.K. and 1.6% in the euro zone.(3) Japan's GDP rose only 0.5% annualized.(4) Industrial metals and several other commodity prices rose particularly due to increased demand from China. While Chile, Brazil, Canada, Australia and Argentina benefited from strong overall demand for natural resources, Mexico and other oil-exporting countries benefited specifically from high oil prices.

Investors' major concerns during the six months were rising energy costs (oil prices reached a high of $56 in October 2004) and the large U.S. budget and current account deficits.(5) Offsetting this, relatively low inflation and short-term interest rates supported global stock market levels, despite recent rate increases by the U.S. Federal Reserve Board and other central banks. An additional factor was the large number of companies that returned cash to shareholders during the period through rising dividends and share repurchases.

During the six-month period under review, the MSCI All Country World Index's total return was 16.21% and the MSCI Emerging Markets Index's was 35.36%, in U.S. dollars.(6) In local currencies, their respective total returns were 11.96% and 23.89%.(6) For most of the period, the majority of the world's currencies strengthened in relation to the U.S. dollar. However, the U.S. dollar's protracted decline versus these currencies reversed course in January 2005, as the dollar appreciated. Still, the currency effect benefited U.S.-based investors who invested in non-U.S. equities from developed and emerging market countries, as local currency returns were boosted when translated into a weaker U.S. dollar.

(2)   Source: National Bureau of Statistics of China.

(3)   Sources: Statistics Canada; Office for National Statistics (U.K.);
      Eurostat.

(4)   Source: Japan Cabinet Office.

(5)   Source: U.S. Department of Energy.

(6) Source: Standard & Poor's Micropal. The MSCI All Country World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The MSCI Emerging Markets Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global emerging markets.


4 | Semiannual Report

INVESTMENT STRATEGY

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow potential. As we look internationally, we consider specific companies, rather than sectors or countries, while doing in-depth research to construct a bargain list from which we buy. Before we make a purchase, we look at the company's potential for earnings and growth over a five-year horizon.

MANAGER'S DISCUSSION

Templeton Foreign Fund posted strong performance during the six months under review as a broad array of holdings contributed to the Fund's 19.59% gain. During the period, only six of the Fund's holdings detracted from returns. The Fund underperformed its benchmark index primarily due to currency and cash weightings. As of February 28, 2005, the Fund held 13.5% in short-term investments and other net assets.

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended February 28, 2005, the U.S. dollar declined in value relative to most non-U.S. currencies. Although one cannot expect the same result in future periods, the Fund's performance was positively affected by the portfolio's predominant investment in securities with non-U.S. currency exposure due to the U.S. dollar's decrease in value during the period. However, the positive currency effect on the Fund was less than that experienced by the benchmark index.

Of the top 20 contributors to performance during the reporting period, six were based in Asia, two in Latin America, eleven in Europe and one in Australia. Among the best performers were metals and mining companies Cia Vale do Rio Doce (Brazil) and BHP Billiton Ltd. (Australia), which gained more than 50% each over the six-month period. Other notable gainers were selected emerging market positions such as South Korea's Shinhan Financial Group (banking), India's ICICI Bank (commercial banks), and South Korea's POSCO (metals and mining), each of which also gained more than 50%.

TOP 10 COUNTRIES
Based on Equity Securities
2/28/05

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                                     NET ASSETS
--------------------------------------------------------------------------------
  U.K.                                                                     18.0%
--------------------------------------------------------------------------------
  Japan                                                                    11.1%
--------------------------------------------------------------------------------
  Hong Kong                                                                 6.9%
--------------------------------------------------------------------------------
  South Korea                                                               6.9%
--------------------------------------------------------------------------------
  Netherlands                                                               6.0%
--------------------------------------------------------------------------------
  Germany                                                                   4.4%
--------------------------------------------------------------------------------
  Switzerland                                                               4.3%
--------------------------------------------------------------------------------
  France                                                                    3.9%
--------------------------------------------------------------------------------
  Spain                                                                     2.8%
--------------------------------------------------------------------------------
  Finland                                                                   2.7%
--------------------------------------------------------------------------------

TOP 10 SECTORS/INDUSTRIES
Based on Equity Securities
2/28/05

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                                     NET ASSETS
--------------------------------------------------------------------------------
  Oil & Gas                                                                 7.2%
--------------------------------------------------------------------------------
  Diversified Telecommunication Services                                    6.2%
--------------------------------------------------------------------------------
  Pharmaceuticals                                                           6.1%
--------------------------------------------------------------------------------
  Commercial Banks                                                          5.9%
--------------------------------------------------------------------------------
  Insurance                                                                 5.6%
--------------------------------------------------------------------------------
  Household Durables                                                        5.3%
--------------------------------------------------------------------------------
  Media                                                                     3.9%
--------------------------------------------------------------------------------
  Real Estate                                                               3.9%
--------------------------------------------------------------------------------
  Paper & Forest Products                                                   3.1%
--------------------------------------------------------------------------------
  Industrial Conglomerates                                                  3.1%
--------------------------------------------------------------------------------


                                                           Semiannual Report | 5

TOP 10 EQUITY HOLDINGS
2/28/05

--------------------------------------------------------------------------------
COMPANY                                                              % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                                             NET ASSETS
--------------------------------------------------------------------------------
Cheung Kong Holdings Ltd.                                                   2.9%
  REAL ESTATE, HONG KONG
--------------------------------------------------------------------------------
Royal Dutch Petroleum Co.                                                   2.0%
  OIL & GAS, NETHERLANDS
--------------------------------------------------------------------------------
Sanofi-Aventis, common & restricted                                         1.9%
  PHARMACEUTICALS, FRANCE
--------------------------------------------------------------------------------
BP PLC, ord. & ADR                                                          1.9%
  OIL & GAS, U.K.
--------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.,
ord., GDR & pfd.                                                            1.8%
  SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT, SOUTH KOREA
--------------------------------------------------------------------------------
Nippon Telegraph & Telephone Corp.                                          1.8%
  DIVERSIFIED TELECOMMUNICATION
  SERVICES, JAPAN
--------------------------------------------------------------------------------
Sony Corp.                                                                  1.8%
  HOUSEHOLD DURABLES, JAPAN
--------------------------------------------------------------------------------
GlaxoSmithKline PLC                                                         1.6%
  PHARMACEUTICALS, U.K.
--------------------------------------------------------------------------------
BASF AG                                                                     1.6%
  CHEMICALS, GERMANY
--------------------------------------------------------------------------------
Swiss Reinsurance Co.                                                       1.6%
  INSURANCE, SWITZERLAND
--------------------------------------------------------------------------------

The Fund's South Korean holdings totaled 6.9% of total net assets on February 28, 2005. Our South Korean bank holdings performed well. Many investors appeared to realize that the South Korean banking industry had passed the peak in loan loss provisions for credit card losses. Although loan growth had yet to improve, profits held the potential to rebound for several years beginning in 2005. Bank valuations remained attractive as the sector witnessed the second major takeover in the past year with Standard Chartered making a successful bid for Korea First Bank in early January 2005, although the Fund had no holdings in either company.

With oil prices surpassing the $50 level in October 2004 and February 2005, major oil companies' earnings, cash flows and dividends continued to make their valuations look compelling to us.(5) Not surprisingly, our holdings in BP, Royal Dutch Petroleum, and Shell Transport & Trading helped generate positive performance for the period under review.

Thank you for your continued participation in Templeton Foreign Fund. We look forward to serving your future investment needs.

                            /s/ Jeffrey A. Everett

 [PHOTO OMITTED]            Jeffrey A. Everett, CFA
                            Portfolio Manager
                            Templeton Foreign Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF FEBRUARY 28, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 | Semiannual Report

Performance Summary as of 2/28/05

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
  CLASS A                                         CHANGE    2/28/05    8/31/04
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                           +$1.83     $12.58     $10.75
--------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/04-2/28/05)
--------------------------------------------------------------------------------
  Dividend Income                     $0.2264
--------------------------------------------------------------------------------
  Long-Term Capital Gain              $0.0192
--------------------------------------------------------------------------------
          TOTAL                       $0.2456
--------------------------------------------------------------------------------
  CLASS B                                         CHANGE    2/28/05    8/31/04
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                           +$1.84     $12.41     $10.57
--------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/04-2/28/05)
--------------------------------------------------------------------------------
  Dividend Income                     $0.1477
--------------------------------------------------------------------------------
  Long-Term Capital Gain              $0.0192
--------------------------------------------------------------------------------
          TOTAL                       $0.1669
--------------------------------------------------------------------------------
  CLASS C                                         CHANGE    2/28/05    8/31/04
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                           +$1.84     $12.43     $10.59
--------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/04-2/28/05)
--------------------------------------------------------------------------------
  Dividend Income                     $0.1462
--------------------------------------------------------------------------------
  Long-Term Capital Gain              $0.0192
--------------------------------------------------------------------------------
          TOTAL                       $0.1654
--------------------------------------------------------------------------------
  CLASS R                                         CHANGE    2/28/05    8/31/04
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                           +$1.83     $12.51     $10.68
--------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/04-2/28/05)
--------------------------------------------------------------------------------
  Dividend Income                     $0.2048
--------------------------------------------------------------------------------
  Long-Term Capital Gain              $0.0192
--------------------------------------------------------------------------------
          TOTAL                       $0.2240
--------------------------------------------------------------------------------
  ADVISOR CLASS                                   CHANGE    2/28/05    8/31/04
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                           +$1.81     $12.56     $10.75
--------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/04-2/28/05)
--------------------------------------------------------------------------------
  Dividend Income                     $0.2539
--------------------------------------------------------------------------------
  Long-Term Capital Gain              $0.0192
--------------------------------------------------------------------------------
          TOTAL                       $0.2731
--------------------------------------------------------------------------------


                                                           Semiannual Report | 7

PERFORMANCE

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

--------------------------------------------------------------------------------------------------
  CLASS A                                   6-MONTH     1-YEAR      5-YEAR        10-YEAR
--------------------------------------------------------------------------------------------------
  Cumulative Total Return(1)                  19.59%     15.61%      40.98%        137.49%
--------------------------------------------------------------------------------------------------
  Average Annual Total Return(2)              12.68%      8.95%       5.85%          8.39%
--------------------------------------------------------------------------------------------------
  Value of $10,000 Investment(3)            $11,268    $10,895     $13,288        $22,374
--------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (3/31/05)(4)                     6.72%       4.47%          8.04%
--------------------------------------------------------------------------------------------------
  CLASS B                                   6-MONTH     1-YEAR       5-YEAR    INCEPTION (1/1/99)
--------------------------------------------------------------------------------------------------
  Cumulative Total Return(1)                  19.18%     14.84%      35.89%         69.95%
--------------------------------------------------------------------------------------------------
  Average Annual Total Return(2)              15.18%     10.84%       6.01%          8.99%
--------------------------------------------------------------------------------------------------
  Value of $10,000 Investment(3)            $11,518    $11,084     $13,389        $16,995
--------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (3/31/05)(4)                     8.39%       4.60%          8.41%
--------------------------------------------------------------------------------------------------
  CLASS C                                   6-MONTH     1-YEAR       5-YEAR    INCEPTION (5/1/95)
--------------------------------------------------------------------------------------------------
  Cumulative Total Return(1)                  19.13%     14.79%      35.84%        111.98%
--------------------------------------------------------------------------------------------------
  Average Annual Total Return(2)              18.13%     13.79%       6.32%          7.94%
--------------------------------------------------------------------------------------------------
  Value of $10,000 Investment(3)            $11,813    $11,379     $13,584        $21,198
--------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (3/31/05)(4)                    11.35%       4.92%          7.58%
--------------------------------------------------------------------------------------------------
  CLASS R                                   6-MONTH     1-YEAR      3-YEAR     INCEPTION (1/1/02)
--------------------------------------------------------------------------------------------------
  Cumulative Total Return(1)                  19.50%     15.39%      43.95%         42.24%
--------------------------------------------------------------------------------------------------
  Average Annual Total Return(2)              18.50%     14.39%      12.91%         11.81%
--------------------------------------------------------------------------------------------------
  Value of $10,000 Investment(3)            $11,850    $11,439     $14,395        $14,224
--------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (3/31/05)(4)                    11.95%       5.45%         10.60%
--------------------------------------------------------------------------------------------------
  ADVISOR CLASS(5)                          6-MONTH     1-YEAR      5-YEAR        10-YEAR
--------------------------------------------------------------------------------------------------
  Cumulative Total Return(1)                  19.70%     15.92%      42.74%        144.43%
--------------------------------------------------------------------------------------------------
  Average Annual Total Return(2)              19.70%     15.92%       7.38%          9.35%
--------------------------------------------------------------------------------------------------
  Value of $10,000 Investment(3)            $11,970    $11,592     $14,274        $24,443
--------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (3/31/05)(4)                    13.48%       5.94%          8.98%
------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


8 | Semiannual Report

ENDNOTES

THE FUND INVESTS IN FOREIGN SECURITIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:   Shares are available to certain eligible investors as
                 described in the prospectus.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

(3) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

(4) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(5) Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were 85.73% and 7.88%.


                                                           Semiannual Report | 9

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


10 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-----------------------------------------------------------------------------------------------------------------------
                                                  BEGINNING ACCOUNT      ENDING ACCOUNT         EXPENSES PAID DURING
  CLASS A                                           VALUE 8/31/04        VALUE 2/28/05        PERIOD* 8/31/04-2/28/05
-----------------------------------------------------------------------------------------------------------------------
  Actual                                               $1,000              $1,195.90                   $ 6.21
-----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)             $1,000              $1,019.14                   $ 5.71
-----------------------------------------------------------------------------------------------------------------------
  CLASS B
-----------------------------------------------------------------------------------------------------------------------
  Actual                                               $1,000              $1,191.80                   $10.22
-----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)             $1,000              $1,015.47                   $ 9.39
-----------------------------------------------------------------------------------------------------------------------
  CLASS C
-----------------------------------------------------------------------------------------------------------------------
  Actual                                               $1,000              $1,191.30                   $10.27
-----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)             $1,000              $1,015.42                   $ 9.44
-----------------------------------------------------------------------------------------------------------------------
  CLASS R
-----------------------------------------------------------------------------------------------------------------------
  Actual                                               $1,000              $1,195.00                   $ 7.56
-----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)             $1,000              $1,017.90                   $ 6.95
-----------------------------------------------------------------------------------------------------------------------
  ADVISOR CLASS
-----------------------------------------------------------------------------------------------------------------------
  Actual                                               $1,000              $1,197.00                   $ 4.85
-----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)             $1,000              $1,020.38                   $ 4.46
-----------------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      1.14%; B: 1.88%; C: 1.89%; R: 1.39%; and Advisor: 0.89%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


                                                          Semiannual Report | 11

Templeton Foreign Fund

FINANCIAL HIGHLIGHTS

                                          -----------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 2005                                  YEAR ENDED AUGUST 31,
CLASS A                                      (UNAUDITED)           2004            2003            2002          2001          2000
                                          -----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
the period)

Net asset value, beginning of period ...    $     10.75     $      9.60     $      8.82     $      9.69   $     10.56   $     10.49
                                          -----------------------------------------------------------------------------------------

Income from investment operations:

 Net investment income(a) ..............            .05             .17             .15             .15           .26           .23

 Net realized and unrealized
  gains (losses) .......................           2.03            1.17             .77            (.77)         (.69)          .25
                                          -----------------------------------------------------------------------------------------

Total from investment operations .......           2.08            1.34             .92            (.62)         (.43)          .48
                                          -----------------------------------------------------------------------------------------

Less distributions from:

 Net investment income .................           (.23)           (.19)           (.14)           (.25)         (.23)         (.32)

 Net realized gains ....................           (.02)             --              --              --          (.21)         (.09)
                                          -----------------------------------------------------------------------------------------

Total distributions ....................           (.25)           (.19)           (.14)           (.25)         (.44)         (.41)
                                          -----------------------------------------------------------------------------------------

Redemption fees ........................             --(c)           --(c)           --(c)           --            --            --
                                          -----------------------------------------------------------------------------------------

Net asset value, end of period .........    $     12.58     $     10.75     $      9.60     $      8.82   $      9.69   $     10.56
                                          =========================================================================================


Total return(b) ........................          19.59%          14.03%          10.80%          (6.31)%       (4.08)%        4.79%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ......    $15,659,766     $13,067,977     $ 9,896,279     $ 8,325,977   $ 9,165,696   $11,489,339

Ratios to average net assets

 Expenses ..............................           1.14%(d)        1.23%           1.22%           1.16%         1.18%         1.15%

 Net investment income .................            .91%(d)        1.58%           1.79%           1.63%         2.54%         2.14%

Portfolio turnover rate ................          11.55%          25.32%          33.36%          34.15%        21.38%        44.77%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.


12 | See notes to financial statements. | Semiannual Report

Templeton Foreign Fund

                                          -----------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 2005                         YEAR ENDED AUGUST 31,
CLASS B                                      (UNAUDITED)           2004            2003            2002          2001         2000
                                          -----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
 the period)

Net asset value, beginning of period ...    $     10.57     $      9.46     $      8.69     $      9.56   $    10.43    $    10.43
                                          ----------------------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) ..............            .01             .09             .07             .08          .18           .16

 Net realized and unrealized gains
  (losses) .............................           2.00            1.15             .79            (.76)        (.67)          .23
                                          ----------------------------------------------------------------------------------------

Total from investment operations .......           2.01            1.24             .86            (.68)        (.49)          .39
                                          ----------------------------------------------------------------------------------------

Less distributions from:

 Net investment income .................           (.15)           (.13)           (.09)           (.19)        (.17)         (.30)

 Net realized gains ....................           (.02)             --              --              --         (.21)         (.09)
                                          ----------------------------------------------------------------------------------------

Total distributions ....................           (.17)           (.13)           (.09)           (.19)        (.38)         (.39)
                                          ----------------------------------------------------------------------------------------

Redemption fees ........................             --(c)           --(c)           --(c)           --           --            --
                                          ----------------------------------------------------------------------------------------

Net asset value, end of period .........    $     12.41     $     10.57     $      9.46     $      8.69   $     9.56    $    10.43
                                          ========================================================================================


Total return(b) ........................          19.18%          13.27%          10.00%          (7.07)%      (4.75)%        3.99%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ......    $   236,995     $   195,116     $   138,026     $    87,135   $   64,360    $   53,313

Ratios to average net assets:

 Expenses ..............................           1.88%(d)        1.98%           1.97%           1.91%        1.93%         1.90%

 Net investment income .................            .17%(d)         .83%           1.04%            .88%        1.83%         1.54%

Portfolio turnover rate ................          11.55%          25.32%          33.36%          34.15%       21.38%        44.77%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.


                     Semiannual Report | See notes to financial statements. | 13

Templeton Foreign Fund

                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 2005                         YEAR ENDED AUGUST 31,
CLASS C                                      (UNAUDITED)           2004            2003            2002          2001         2000
                                          ----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
 the period)

Net asset value, beginning of period ...  $       10.59     $      9.47     $      8.69     $      9.55   $    10.39    $    10.31
                                          ----------------------------------------------------------------------------------------

Income from investment operations:

 Net investment income(a) ..............            .01             .09             .08             .08          .18           .14

 Net realized and unrealized gains
  (losses) .............................           2.00            1.16             .77            (.76)        (.66)          .25
                                          ----------------------------------------------------------------------------------------

Total from investment operations .......           2.01            1.25             .85            (.68)        (.48)          .39
                                          ----------------------------------------------------------------------------------------

Less distributions from:

 Net investment income .................           (.15)           (.13)           (.07)           (.18)        (.15)         (.22)

 Net realized gains ....................           (.02)             --              --              --         (.21)         (.09)
                                          ----------------------------------------------------------------------------------------

Total distributions ....................           (.17)           (.13)           (.07)           (.18)        (.36)         (.31)
                                          ----------------------------------------------------------------------------------------

Redemption fees ........................             --(c)           --(c)           --(c)           --           --            --
                                          ----------------------------------------------------------------------------------------

Net asset value, end of period .........  $       12.43     $     10.59     $      9.47     $      8.69   $     9.55    $    10.39
                                          ========================================================================================


Total return(b) ........................          19.13%          13.29%           9.94%          (7.10)%      (4.68)%        3.94%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ......  $   1,434,172     $ 1,188,885     $   900,811     $   793,143   $  899,275    $1,127,869

Ratios to average net assets:

 Expenses ..............................           1.89%(d)        1.98%           1.97%           1.91%        1.92%         1.90%

 Net investment income .................            .16%(d)         .83%           1.04%            .88%        1.80%         1.39%

Portfolio turnover rate ................          11.55%          25.32%          33.36%          34.15%       21.38%        44.77%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.


14 | See notes to financial statements. | Semiannual Report

Templeton Foreign Fund

                                           -------------------------------------------------------------
                                           SIX MONTHS ENDED
                                           FEBRUARY 28, 2005              YEAR ENDED AUGUST 31,
CLASS R                                       (UNAUDITED)           2004            2003         2002(e)
                                           -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
 the period)

Net asset value, beginning of period ...   $       10.68     $      9.56     $      8.81     $      9.30
                                           -------------------------------------------------------------

Income from investment operations:

 Net investment income(a) ..............             .04             .15             .14             .14

 Net realized and unrealized gains
  (losses) .............................            2.01            1.15             .76            (.63)
                                           -------------------------------------------------------------

Total from investment operations .......            2.05            1.30             .90            (.49)
                                           -------------------------------------------------------------

Less distributions from

 Net investment income .................            (.20)           (.18)           (.15)             --

 Net realized gains ....................            (.02)             --              --              --
                                           -------------------------------------------------------------

Total distributions ....................            (.22)           (.18)           (.15)             --
                                           -------------------------------------------------------------

Redemption fees ........................              --(c)           --(c)           --(c)           --
                                           -------------------------------------------------------------

Net asset value, end of period .........   $       12.51     $     10.68     $      9.56     $      8.81
                                           =============================================================


Total return(b) ........................           19.50%          13.76%          10.46%          (5.27)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ......   $     157,361     $   114,301     $    55,346     $     5,641

Ratios to average net assets:

 Expenses ..............................            1.39%(d)        1.48%           1.47%           1.41%(d)

 Net investment income .................             .66%(d)        1.33%           1.54%           1.38%(d)

Portfolio turnover rate ................           11.55%          25.32%          33.36%          34.15%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   For the period January 2, 2002 (effective date) to August 31, 2002.


                     Semiannual Report | See notes to financial statements. | 15

Templeton Foreign Fund

                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 2005                         YEAR ENDED AUGUST 31,
ADVISOR CLASS                                (UNAUDITED)           2004            2003            2002         2001         2000
                                          ----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
  the period)

Net asset value, beginning of period ...  $       10.75     $      9.59     $      8.81     $      9.69   $    10.56    $    10.50
                                          ----------------------------------------------------------------------------------------

Income from investment operations:

 Net investment income(a) ..............            .07             .20             .17             .17          .28           .26

 Net realized and unrealized gains
  (losses) .............................           2.01            1.17             .77            (.77)        (.68)          .24
                                          ----------------------------------------------------------------------------------------

Total from investment operations .......           2.08            1.37             .94            (.60)        (.40)          .50
                                          ----------------------------------------------------------------------------------------

Less distributions from:

 Net investment income .................           (.25)           (.21)           (.16)           (.28)        (.26)         (.35)

 Net realized gains ....................           (.02)             --              --              --         (.21)         (.09)
                                          ----------------------------------------------------------------------------------------

Total distributions ....................           (.27)           (.21)           (.16)           (.28)        (.47)         (.44)
                                          ----------------------------------------------------------------------------------------

Redemption fees ........................             --(c)           --(c)           --(c)           --           --            --
                                          ----------------------------------------------------------------------------------------

Net asset value, end of period .........  $       12.56     $     10.75     $      9.59     $      8.81   $     9.69    $    10.56
                                          ========================================================================================


Total return(b) ........................          19.70%          14.39%          11.11%          (6.15)%      (3.81)%        5.03%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ......  $   1,353,806     $   762,207     $   421,725     $   297,866   $  102,846    $  117,129

Ratios to average net assets:

 Expenses ..............................            .89%(d)         .98%            .97%            .91%         .93%          .90%

 Net investment income .................           1.16%(d)        1.83%           2.04%           1.88%        2.78%         2.45%

Portfolio turnover rate ................          11.55%          25.32%          33.36%          34.15%       21.38%        44.77%

(a)   Based on average daily shares outstanding.

(b)   Total return is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.


16 | See notes to financial statements. | Semiannual Report

Templeton Foreign Fund

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
                                                                        INDUSTRY                     SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 84.2%
    ARGENTINA .0%(a)
(b) Inversiones y Representacion SA, GDR.............                 Real Estate                           1     $             7
                                                                                                                  ---------------

    AUSTRALIA 1.8%
    Alumina Ltd. ....................................               Metals & Mining                20,362,180          97,312,420
    AMP Ltd. ........................................                  Insurance                    9,878,447          57,309,476
    BHP Billiton Ltd. ...............................               Metals & Mining                   109,158           1,655,862
    National Australia Bank Ltd. ....................               Commercial Banks                4,106,202          93,725,871
    Qantas Airways Ltd. .............................                   Airlines                   29,221,686          84,069,523
    Woodside Petroleum Ltd. .........................                  Oil & Gas                       38,500             664,577
                                                                                                                  ---------------
                                                                                                                      334,737,729
                                                                                                                  ---------------

    BERMUDA 2.1%
    ACE Ltd. ........................................                  Insurance                    5,319,925         236,523,866
    XL Capital Ltd., A ..............................                  Insurance                    2,110,174         158,263,050
                                                                                                                  ---------------
                                                                                                                      394,786,916
                                                                                                                  ---------------

    BRAZIL .0%(a)
    Embraer-Empresa Brasileira de
     Aeronautica SA, ADR ............................             Aerospace & Defense                 150,000           5,064,000
                                                                                                                  ---------------

    CANADA 1.9%
    Barrick Gold Corp. ..............................               Metals & Mining                 5,193,770         128,891,255
    BCE Inc. ........................................    Diversified Telecommunication Services     9,216,618         214,896,206
    Domtar Inc. .....................................           Paper & Forest Products             1,818,500          16,414,505
    Husky Energy Inc. ...............................                  Oil & Gas                       32,730             950,804
                                                                                                                  ---------------
                                                                                                                      361,152,770
                                                                                                                  ---------------

    CHINA .6%
    China Mobile (Hong Kong) Ltd. ...................     Wireless Telecommunication Services      24,476,749          79,873,991
    China Telecom Corp. Ltd., 144A ..................    Diversified Telecommunication Services    66,360,000          25,313,792
    Guangdong Electric Power Development
     Co Ltd., B .....................................              Electric Utilities                 757,704             400,277
                                                                                                                  ---------------
                                                                                                                      105,588,060
                                                                                                                  ---------------
    DENMARK .6%
(b) Vestas Wind Systems AS ..........................             Electrical Equipment              6,716,151          89,605,231
(b) Vestas Wind Systems AS, 144A ....................             Electrical Equipment              1,727,650          23,049,880
                                                                                                                  ---------------
                                                                                                                      112,655,111
                                                                                                                  ---------------

    FINLAND 2.7%
    M-real OYJ, B ...................................           Paper & Forest Products             2,834,000          17,094,671
    M-real OYJ, B, 144A .............................           Paper & Forest Products             2,361,665          14,245,549
    Sampo OYJ, A ....................................                  Insurance                    1,338,742          18,747,778
    Stora Enso OYJ, R (EUR/FIM Traded) ..............           Paper & Forest Products            11,903,860         181,362,276
    Stora Enso OYJ, R (SEK Traded) ..................           Paper & Forest Products             2,354,531          35,794,653
    UPM-Kymmene Corp. ...............................           Paper & Forest Products            10,726,458         239,063,337
                                                                                                                  ---------------
                                                                                                                      506,308,264
                                                                                                                  ---------------


                                                          Semiannual Report | 17

Templeton Foreign Fund

---------------------------------------------------------------------------------------------------------------------------------
                                                                        INDUSTRY                     SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    FRANCE 3.9%
    Sanofi-Aventis ..................................               Pharmaceuticals                 3,684,131     $   294,675,838
    Sanofi-Aventis, 144A ............................               Pharmaceuticals                   842,400          67,379,506
    Societe BIC SA ..................................        Commercial Services & Supplies           818,992          45,855,049
    Suez SA .........................................     Multi-Utilities & Unregulated Power       6,378,510         172,736,883
    Valeo SA ........................................               Auto Components                 2,139,209         102,578,009
    Vinci SA ........................................          Construction & Engineering             332,507          48,876,072
                                                                                                                  ---------------
                                                                                                                      732,101,357
                                                                                                                  ---------------

    GERMANY 3.6%
    BASF AG .........................................                  Chemicals                    4,064,546         303,088,944
    Celesio AG ......................................       Health Care Providers & Services          776,204          58,589,967
    Deutsche Post AG ................................           Air Freight & Logistics             3,206,707          76,946,700
    E.ON AG .........................................              Electric Utilities               2,251,350         202,047,289
    Muenchener Rueckversicherungs-
     Gesellschaft ...................................                  Insurance                      274,551          33,703,522
    Muenchener Rueckversicherungs-
     Gesellschaft, 144A .............................                  Insurance                       49,001           6,015,299
                                                                                                                  ---------------
                                                                                                                      680,391,721
                                                                                                                  ---------------

    HONG KONG 6.9%
    Asia Satellite Telecommunications
     Holdings Ltd. ..................................    Diversified Telecommunication Services        43,500              79,203
    Cheung Kong Holdings Ltd. .......................                 Real Estate                  57,104,058         543,659,891
    Hang Lung Group Ltd. ............................                 Real Estate                  39,328,783          71,608,193
    Hang Lung Properties Ltd. .......................                 Real Estate                     339,500             526,731
    Hong Kong Electric Holdings Ltd. ................              Electric Utilities              27,682,304         126,006,936
    Hutchison Whampoa Ltd. ..........................           Industrial Conglomerates           20,492,049         185,241,533
    Lerado Group Holdings Co. Ltd. ..................         Leisure Equipment & Products          2,326,000             381,754
    MTR Corp. Ltd. ..................................                 Road & Rail                  38,189,570          60,719,798
    SCMP Group Ltd. .................................                    Media                     41,847,780          19,048,669
    Shangri-La Asia Ltd. ............................         Hotels Restaurants & Leisure         27,094,670          40,994,891
    Swire Pacific Ltd., A ...........................           Industrial Conglomerates           24,142,522         197,345,255
    Yue Yuen Industrial Holdings Ltd. ...............       Textiles Apparel & Luxury Goods        20,934,910          60,397,294
                                                                                                                  ---------------
                                                                                                                    1,306,010,148
                                                                                                                  ---------------

    INDIA 2.5%
    Gail India Ltd. .................................                Gas Utilities                 12,478,500          68,919,869
    Gail India Ltd., GDR, 144A ......................                Gas Utilities                     33,440           1,107,867
    Housing Development Finance Corp. Ltd.                     Thrifts & Mortgage Finance           3,639,242          64,844,979
    ICICI Bank Ltd. .................................               Commercial Banks               11,341,987          98,967,837
(c) Satyam Computers Services Ltd. ..................                 IT Services                  18,631,754         175,642,764
    Tata Motors Ltd. ................................                 Automobiles                   5,815,200          63,322,844
                                                                                                                  ---------------
                                                                                                                      472,806,160
                                                                                                                  ---------------

    ISRAEL .7%
(b) Check Point Software
     Technologies Ltd. ..............................                   Software                    6,373,738         141,050,822
                                                                                                                  ---------------


18 | Semiannual Report

Templeton Foreign Fund

---------------------------------------------------------------------------------------------------------------------------------
                                                                        INDUSTRY                     SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    ITALY .7%
    Eni SpA .........................................                  Oil & Gas                    4,940,070     $   128,875,942
                                                                                                                  ---------------

    JAPAN 11.1%
    Acom Co. Ltd. ...................................               Consumer Finance                2,117,770         145,647,963
    East Japan Railway Co. ..........................                 Road & Rail                      17,440          92,917,691
    Fanuc Ltd. ......................................                  Machinery                        9,500             625,185
    Hitachi Ltd. ....................................      Electronic Equipment & Instruments      31,131,200         197,426,807
    Makita Corp. ....................................              Household Durables               3,952,700          75,465,964
    Matsushita Electric Industrial Co. Ltd...........              Household Durables                  31,000             464,059
    Meitec Corp. ....................................        Commercial Services & Supplies            17,000             583,768
    NEC Corp. .......................................           Computers & Peripherals            11,880,000          77,158,353
    Nintendo Co. Ltd. ...............................                   Software                    1,979,500         219,639,390
    Nippon Telegraph & Telephone Corp. ..............    Diversified Telecommunication Services        76,976         333,541,805
    Nomura Holdings Inc. ............................               Capital Markets                11,834,480         163,347,407
    Ono Pharmaceutical Co. Ltd. .....................               Pharmaceuticals                 1,717,000          93,614,233
    Pioneer Corp. ...................................              Household Durables                  45,000             790,712
    Shinsei Bank Ltd. ...............................               Commercial Banks               11,145,000          65,348,749
    Shinsei Bank Ltd., 144A .........................               Commercial Banks                4,520,000          26,503,037
    Sompo Japan Insurance Inc. ......................                  Insurance                   13,537,000         143,728,251
    Sony Corp. ......................................              Household Durables               8,718,800         332,756,344
    Takeda Pharmaceutical Co. Ltd. ..................               Pharmaceuticals                 2,532,400         121,357,540
                                                                                                                  ---------------
                                                                                                                    2,090,917,258
                                                                                                                  ---------------

    MEXICO 2.1%
    Cemex SA ........................................            Construction Materials             4,267,064          34,130,977
    Cemex SA, ADR ...................................            Construction Materials             2,617,431         104,618,717
    Kimberly Clark de Mexico SA de
     CV, A ..........................................              Household Products                 158,795             527,145
    Telefonos de Mexico SA de CV (Telmex),
     L, ADR .........................................    Diversified Telecommunication Services     6,623,283         259,698,926
    Wal-Mart de Mexico SA de CV, V,
     ADR ............................................           Food & Staples Retailing               19,751             725,769
                                                                                                                  ---------------
                                                                                                                      399,701,534
                                                                                                                  ---------------

    NETHERLANDS 6.0%
    Akzo Nobel NV ...................................                  Chemicals                    3,068,284         138,351,922
    ING Groep NV ....................................        Diversified Financial Services         4,981,471         153,374,475
    Koninklijke Philips Electronics NV ..............              Household Durables               7,623,472         210,893,781
    Reed Elsevier NV ................................                    Media                      5,422,500          81,430,132
    Rodamco Europe NV ...............................        Diversified Financial Services         1,124,580          90,619,876
    Royal Dutch Petroleum Co. .......................                  Oil & Gas                    5,875,200         370,341,288
    VNU NV ..........................................                    Media                      2,582,400          80,843,202
                                                                                                                  ---------------
                                                                                                                    1,125,854,676
                                                                                                                  ---------------

    NORWAY .2%
    Norske Skogindustrier ASA, A ....................           Paper & Forest Products             2,174,800          46,226,888
                                                                                                                  ---------------


                                                          Semiannual Report | 19

Templeton Foreign Fund

---------------------------------------------------------------------------------------------------------------------------------
                                                                        INDUSTRY                     SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    PHILIPPINES .3%
    Ayala Land Inc. .................................                  Real Estate                105,116,880     $    18,073,874
(b) Philippine Long Distance
     Telephone Co. ..................................    Diversified Telecommunication Services     1,530,100          38,623,340
(b) Philippine Long Distance
     Telephone Co., ADR .............................    Diversified Telecommunication Services        12,530             319,265
                                                                                                                  ---------------
                                                                                                                       57,016,479
                                                                                                                  ---------------

    PORTUGAL .0%(a)
    Portugal Telecom SGPS SA ........................    Diversified Telecommunication Services        61,840             750,951
                                                                                                                  ---------------

    SINGAPORE .2%
    Singapore Airlines Ltd. .........................                   Airlines                          985               7,287
    United Overseas Bank Ltd. .......................               Commercial Banks                   96,000             804,883
    Venture Corp. Ltd. ..............................      Electronic Equipment & Instruments       4,645,000          41,235,435
                                                                                                                  ---------------
                                                                                                                       42,047,605
                                                                                                                  ---------------

    SOUTH AFRICA .5%
    Old Mutual PLC ..................................                   Insurance                  37,041,700         100,919,908
                                                                                                                  ---------------

    SOUTH KOREA 6.5%
    Hana Bank .......................................               Commercial Banks                7,192,900         205,869,462
    Kookmin Bank ....................................               Commercial Banks                4,192,950         193,681,314
(b) Kookmin Bank, ADR ...............................               Commercial Banks                   16,614             765,739
    KT Corp., ADR ...................................    Diversified Telecommunication Services     5,002,000         116,096,420
    POSCO ...........................................                Metals & Mining                  511,500         112,789,696
    Samsung Electronics Co. Ltd. ....................   Semiconductors & Semiconductor Equipment      493,974         259,158,087
    Samsung Electronics Co. Ltd., GDR,
     Reg S ..........................................   Semiconductors & Semiconductor Equipment        4,500           1,166,625
    Shinhan Financial Group Co. Ltd. ................               Commercial Banks                7,605,410         225,247,335
    SK Telecom Co. Ltd., ADR ........................      Wireless Telecommunication Services      5,046,126         107,482,484
                                                                                                                  ---------------
                                                                                                                    1,222,257,162
                                                                                                                  ---------------

    SPAIN 2.8%
    Iberdrola SA, Br. ...............................              Electric Utilities               5,754,512         151,799,506
    Repsol YPF SA ...................................                   Oil & Gas                  10,015,423         272,687,312
    Telefonica SA ...................................    Diversified Telecommunication Services     5,180,223          95,353,312
    Telefonica SA, ADR ..............................    Diversified Telecommunication Services         7,612             419,778
                                                                                                                  ---------------
                                                                                                                      520,259,908
                                                                                                                  ---------------

    SWEDEN 2.7%
    Atlas Copco AB, A ...............................                   Machinery                   1,020,560          50,871,358
    Electrolux AB, B ................................              Household Durables              10,823,670         260,268,048
    Holmen Aktiebolag AB, B .........................            Paper & Forest Products            1,251,483          41,892,941
    Nordea Bank AB ..................................               Commercial Banks                7,106,560          74,794,960
    Nordea Bank AB, FDR .............................               Commercial Banks                  132,030           1,395,237
    Securitas AB, B .................................        Commercial Services & Supplies         4,472,010          71,254,069
                                                                                                                  ---------------
                                                                                                                      500,476,613
                                                                                                                  ---------------


20 | Semiannual Report

Templeton Foreign Fund

---------------------------------------------------------------------------------------------------------------------------------
                                                                        INDUSTRY                     SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    SWITZERLAND 4.3%
    Lonza Group AG ..................................                   Chemicals                     732,140     $    45,737,079
    Nestle SA .......................................                 Food Products                   644,393         178,944,110
    Novartis AG .....................................                Pharmaceuticals                4,578,978         229,668,462
    Swiss Reinsurance Co. ...........................                   Insurance                   4,094,705         300,575,711
    UBS AG ..........................................                Capital Markets                  618,729          53,756,194
                                                                                                                  ---------------
                                                                                                                      808,681,556
                                                                                                                  ---------------

    TAIWAN 1.5%
    Chunghwa Telecom Co. Ltd., ADR ..................    Diversified Telecommunication Services     3,917,400          85,399,320
    Compal Electronics Inc. .........................            Computers & Peripherals           50,871,346          48,939,937
    Lite-on Technology Corp. ........................            Computers & Peripherals           64,730,000          70,186,647
    Taiwan Semiconductor
     Manufacturing Co. ..............................   Semiconductors & Semiconductor Equipment   42,089,103          74,482,003
                                                                                                                  ---------------
                                                                                                                      279,007,907
                                                                                                                  ---------------

    UNITED KINGDOM 18.0%
    AMVESCAP PLC ....................................                Capital Markets               26,516,686         173,794,686
    BAE Systems PLC .................................              Aerospace & Defense             19,631,234          96,594,063
    BHP Billiton PLC ................................                Metals & Mining                8,379,597         125,062,602
    Boots Group PLC .................................           Food & Staples Retailing            6,387,269          81,516,618
    BP PLC ..........................................                   Oil & Gas                  33,008,793         356,556,886
    BP PLC, ADR .....................................                   Oil & Gas                       5,110             331,741
    British Land Co. PLC ............................                  Real Estate                  5,644,248          93,513,911
    British Sky Broadcasting Group PLC ..............                     Media                    16,944,790         184,501,106
    Centrica PLC ....................................                 Gas Utilities                11,943,720          54,291,723
    Compass Group PLC ...............................         Hotels Restaurants & Leisure         19,830,700          95,479,172
    GKN PLC .........................................                Auto Components               26,898,871         133,129,455
    GlaxoSmithKline PLC .............................                Pharmaceuticals               12,815,590         306,177,027
    Lloyds TSB Group PLC ............................               Commercial Banks               12,476,584         117,444,588
    National Grid Transco PLC .......................      Multi-Utilities & Unregulated Power     12,508,000         121,346,448
    Pearson PLC .....................................                     Media                    16,794,099         205,939,786
    Persimmon PLC ...................................              Household Durables               7,694,267         115,056,118
    Reed Elsevier PLC ...............................                     Media                       100,000           1,017,721
    Rentokil Initial PLC ............................        Commercial Services & Supplies        14,558,700          44,352,156
(b) Rolls-Royce Group PLC ...........................              Aerospace & Defense             20,896,773         104,427,635
    Shell Transport & Trading Co. PLC ...............                   Oil & Gas                  23,870,623         223,896,057
    Shire Pharmaceuticals Group PLC .................                Pharmaceuticals                3,250,478          36,235,820
    Smiths Group PLC ................................           Industrial Conglomerates           12,293,447         201,787,571
    Tesco PLC .......................................           Food & Staples Retailing              259,958           1,525,182
    Unilever PLC ....................................                 Food Products                17,487,329         167,300,646
    Vodafone Group PLC ..............................      Wireless Telecommunication Services     66,030,010         172,918,214
    Yell Group PLC ..................................                     Media                    18,649,000         169,632,491
                                                                                                                  ---------------
                                                                                                                    3,383,829,423
                                                                                                                  ---------------
    TOTAL COMMON STOCKS
      (COST $12,133,828,768).........................                                                              15,859,476,875
                                                                                                                  ---------------


                                                          Semiannual Report | 21

Templeton Foreign Fund

---------------------------------------------------------------------------------------------------------------------------------
                                                                        INDUSTRY                     SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------------
    PREFERRED STOCKS 1.7%
    BRAZIL .5%
    Cia Vale do Rio Doce, ADR, pfd., A ..............                Metals & Mining                3,386,403     $    97,494,542
                                                                                                                  ---------------

    GERMANY .8%
    Volkswagen AG, pfd. .............................                  Automobiles                  4,146,234         151,597,745
                                                                                                                  ---------------

    SOUTH KOREA .4%
    Samsung Electronics Co. Ltd., pfd. ..............   Semiconductors & Semiconductor Equipment      236,190          82,296,167
                                                                                                                  ---------------

    TOTAL PREFERRED STOCKS
     (COST $169,710,292).............................                                                                 331,388,454
                                                                                                                  ---------------

                                                                                               -------------------
                                                                                               PRINCIPAL AMOUNT(d)
                                                                                               -------------------

    BONDS & NOTES .6%
    ARGENTINA .0%(a)
    Inversiones Y Representacion SA, cvt.,
     8.00%, 11/14/07 ................................                                               1,268,865           5,075,460
                                                                                                                  ---------------

    AUSTRALIA .3%
    New South Wales Treasury Corp., 6.50%,
     5/01/06 ........................................                                              36,000,000 AUD      28,770,042
    Queensland Treasury Corp., 6.50%,
     6/14/05 ........................................                                              30,000,000 AUD      23,827,620
                                                                                                                  ---------------
                                                                                                                       52,597,662
                                                                                                                  ---------------

    LUXEMBOURG .2%
    Repcon Luxembourg SA, cvt., 4.50%,
     1/26/11 ........................................                                              25,000,000          31,453,125
                                                                                                                  ---------------

    NEW ZEALAND .1%
    Government of New Zealand, 6.50%,
     2/15/06 ........................................                                              31,000,000 NZD      22,581,357
                                                                                                                  ---------------

    TOTAL BONDS & NOTES
     (COST $99,909,673)..............................                                                                 111,707,604
                                                                                                                  ---------------

    SHORT TERM INVESTMENTS 12.5%
    GERMANY 1.4%
    Deutsche Bank AG, Time Deposit, 2.01%,
     3/01/05 ........................................                                             204,615,000 EUR     270,963,000
                                                                                                                  ---------------

    NEW ZEALAND .6%
(e) New Zealand Treasury Bill,
      3/23/05 .......................................                                              71,500,000 NZD      51,749,645
      Strip, 6/22/05 ................................                                              92,980,000 NZD      66,176,435
                                                                                                                  ---------------
                                                                                                                      117,926,080
                                                                                                                  ---------------

    THAILAND .1%
(e) Bank of Thailand, 10/06/05 -
     10/20/05 .......................................                                             156,000,000 THB       4,004,084
(e) Thailand Treasury Bill, 7/06/05 .................                                             660,000,000 THB      17,134,284
                                                                                                                  ---------------
                                                                                                                       21,138,368
                                                                                                                  ---------------


22 | Semiannual Report

Templeton Foreign Fund

---------------------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL AMOUNT(d)       VALUE
---------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS (CONT.)
    UNITED STATES 10.4%
(e) U.S. Treasury Bill, 3/03/05 - 5/26/05............                                           1,953,996,000     $ 1,948,720,296
                                                                                                                  ---------------

    TOTAL SHORT TERM INVESTMENTS
     (COST $2,355,189,753)...........................                                                               2,358,747,744
                                                                                                                  ---------------

    TOTAL INVESTMENTS
     (COST $14,758,638,486) 99.0%....................                                                              18,661,320,677
    OTHER ASSETS, LESS LIABILITIES 1.0%..............                                                                 180,780,148
                                                                                                                  ---------------
    NET ASSETS 100.0%................................                                                             $18,842,100,825
                                                                                                                  ===============

PORTFOLIO ABBREVIATIONS:

ADR  -  American Depository Receipt
FDR  -  Foreign Depository Receipt
GDR  -  Global Depository Receipt

CURRENCY ABBREVIATIONS:
AUD  -  Australian Dollar
EUR  -  Euro
FIM  -  Finnish Markka
NZD  -  New Zealand Dollar
SEK  -  Swedish Krona
THB  -  Thai Baht


(a)   Rounds to less than .05% of net assets.

(b)   Non-income producing.

(c)   See Note 8 regarding holdings of 5% voting securities.

(d)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(e)   Security is traded on a discount basis with no stated coupon rate.


                     Semiannual Report | See notes to financial statements. | 23

Templeton Foreign Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2005 (unaudited)

Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ............................    $ 14,662,135,930
  Cost - Non-controlled affiliated issuers (Note 8) ......          96,502,556
                                                              ----------------
  Total cost of investments ..............................    $ 14,758,638,486
                                                              ================
  Value - Unaffiliated issuers ...........................    $ 18,485,677,913
  Value - Non-controlled affiliated issuers (Note 8) .....         175,642,764
                                                              ----------------
  Total value of investments .............................      18,661,320,677
 Foreign currency, at value (cost $213,551,939) ..........         213,691,466
 Receivables:
  Investment securities sold .............................              69,528
  Capital shares sold ....................................          37,982,326
  Dividends and interest .................................          51,678,441
  Affiliates (Note 9) ....................................           1,480,191
                                                              ----------------
      Total assets .......................................      18,966,222,629
                                                              ----------------
Liabilities:
 Payables:
  Investment securities purchased ........................          54,476,303
  Capital shares redeemed ................................          44,213,692
  Affiliates .............................................          18,726,772
 Funds advanced by the custodian .........................           4,416,228
 Other liabilities .......................................           2,288,809
                                                              ----------------
      Total liabilities ..................................         124,121,804
                                                              ----------------
        Net assets, at value .............................    $ 18,842,100,825
                                                              ================
Net assets consist of:
 Distributions in excess of net investment income ........    $    (65,840,171)
 Net unrealized appreciation (depreciation) ..............       3,904,529,125
 Accumulated net realized gain (loss) ....................         328,505,216
 Capital shares ..........................................      14,674,906,655
                                                              ----------------
        Net assets, at value .............................    $ 18,842,100,825
                                                              ================


24 | See notes to financial statements. | Semiannual Report

Templeton Foreign Fund

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
February 28, 2005 (unaudited)

CLASS A:
 Net assets, at value .....................................    $ 15,659,765,911
                                                               ================
 Shares outstanding .......................................       1,244,377,527
                                                               ================
 Net asset value per share(a) .............................    $          12.58
                                                               ================
 Maximum offering price per share (net asset value
   per share / 94.25%) ....................................    $          13.35
                                                               ================
CLASS B:
 Net assets, at value .....................................    $    236,995,211
                                                               ================
 Shares outstanding .......................................          19,102,850
                                                               ================
 Net asset value and maximum offering price per share(a) ..    $          12.41
                                                               ================
CLASS C:
 Net assets, at value .....................................    $  1,434,172,340
                                                               ================
 Shares outstanding .......................................         115,379,788
                                                               ================
 Net asset value and maximum offering price per share(a) ..    $          12.43
                                                               ================
CLASS R:
 Net assets, at value .....................................    $    157,361,163
                                                               ================
 Shares outstanding .......................................          12,581,374
                                                               ================
 Net asset value and maximum offering price per share(a) ..    $          12.51
                                                               ================
ADVISOR CLASS:
 Net assets, at value .....................................    $  1,353,806,200
                                                               ================
 Shares outstanding .......................................         107,816,156
                                                               ================
 Net asset value and maximum offering price per share(a) ..    $          12.56
                                                               ================

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                     Semiannual Report | See notes to financial statements. | 25

Templeton Foreign Fund

STATEMENT OF OPERATIONS
for the six months ended February 28, 2005 (unaudited)

Investment income:
 Dividends (net of foreign taxes of $10,593,492)
  Unaffiliated issuers ...................................    $    146,674,151
  Non-controlled affiliated issuers (Note 8) .............           1,135,959
 Interest - Unaffiliated issuers .........................          23,034,616
 Other income (Note 9) ...................................           1,480,191
                                                              ----------------
      Total investment income ............................         172,324,917
                                                              ----------------
Expenses:
 Management fees (Note 3) ................................          49,972,226
 Administrative fees (Note 3) ............................           6,496,432
 Distribution fees (Note 3)
  Class A ................................................          17,692,474
  Class B ................................................           1,067,412
  Class C ................................................           6,488,283
  Class R ................................................             334,758
 Transfer agent fees (Note 3) ............................          14,659,800
 Custodian fees (Note 4) .................................           3,160,746
 Reports to shareholders .................................             243,400
 Professional fees .......................................             129,000
 Directors' fees and expenses ............................             104,700
 Other ...................................................             204,700
                                                              ----------------
      Total expenses .....................................         100,553,931
      Expense reductions (Note 4) ........................             (11,738)
                                                              ----------------
        Net expenses .....................................         100,542,193
                                                              ----------------
          Net investment income ..........................          71,782,724
                                                              ----------------
Realized and unrealized gains (losses):
Net realized gain (loss) from:
  Investments:
   Unaffiliated issuers ..................................         629,121,964
   Non-controlled affiliated issuers (Note 8) ............           2,557,068
  Foreign currency transactions ..........................          (1,306,248)
                                                              ----------------
      Net realized gain (loss) ...........................         630,372,784
                                                              ----------------
 Net change in unrealized appreciation (depreciation) on:
  Investments ............................................       2,305,817,636
  Translation of assets and liabilities denominated in
   foreign currencies ....................................           1,330,964
  Deferred taxes .........................................           4,817,504
                                                              ----------------
      Net change in unrealized appreciation (depreciation)       2,311,966,104
                                                              ----------------
Net realized and unrealized gain (loss) ..................       2,942,338,888
                                                              ----------------
Net increase (decrease) in net assets resulting from
  operations .............................................    $  3,014,121,612
                                                              ================


26 | See notes to financial statements. | Semiannual Report

Templeton Foreign Fund

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended February 28, 2005 (unaudited) and the year ended August 31, 2004

                                                                                      -------------------------------------
                                                                                      SIX MONTHS ENDED        YEAR ENDED
                                                                                      FEBRUARY 28, 2005    AUGUST 31, 2004
                                                                                      -------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...........................................................   $      71,782,724    $    218,185,637
  Net realized gain (loss) from investments and foreign currency transactions .....         630,372,784         502,151,093
  Net change in unrealized appreciation (depreciation) on investments, translation of assets and liabilities denominated in foreign currencies
    and deferred taxes ............................................................       2,311,966,104         942,367,615
                                                                                      -------------------------------------
      Net increase (decrease) in net assets resulting from operations .............       3,014,121,612       1,662,704,345
                                                                                      -------------------------------------
 Distributions to shareholders from:
  Net investment income:
   Class A ........................................................................        (273,912,956)       (204,011,408)
   Class B ........................................................................          (2,748,776)         (2,057,816)
   Class C ........................................................................         (16,468,761)        (12,329,894)
   Class R ........................................................................          (2,322,076)         (1,184,897)
   Advisor Class ..................................................................         (19,608,644)        (10,826,764)
  Net realized gains:
   Class A ........................................................................         (23,671,179)                 --
   Class B ........................................................................            (362,129)                 --
   Class C ........................................................................          (2,187,458)                 --
   Class R ........................................................................            (225,827)                 --
   Advisor Class ..................................................................          (1,502,661)                 --
                                                                                      -------------------------------------
 Total distributions to shareholders ..............................................        (343,010,467)       (230,410,779)
                                                                                      -------------------------------------
 Capital share transactions (Note 2):
   Class A ........................................................................         341,590,541       1,933,013,114
   Class B ........................................................................           7,311,783          39,903,930
   Class C ........................................................................          35,422,627         178,088,702
   Class R ........................................................................          21,782,948          51,324,072
   Advisor Class ..................................................................         436,365,657         281,492,911
                                                                                      -------------------------------------
 Total capital share transactions .................................................         842,473,556       2,483,822,729
                                                                                      -------------------------------------
 Redemption fees ..................................................................              29,705             181,730
                                                                                      -------------------------------------
       Net increase (decrease) in net assets ......................................       3,513,614,406       3,916,298,025
Net assets:
 Beginning of period ..............................................................      15,328,486,419      11,412,188,394
                                                                                      -------------------------------------
 End of period ....................................................................   $  18,842,100,825    $ 15,328,486,419
                                                                                      =====================================
Distributions in excess of net investment income (undistributed net investment income) included in net assets:
 End of period ....................................................................   $     (65,840,171)   $    177,438,318
                                                                                      =====================================


                     Semiannual Report | See notes to financial statements. | 27

Templeton Foreign Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Foreign Fund (the Fund) is a separate, diversified series of Templeton Funds, Inc. Templeton Funds, Inc. is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital growth. Under normal market conditions, the Fund invests mainly in the equity securities of companies outside the United States, including emerging markets. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Short term securities are valued at cost.

Corporate debt securities and U.S. Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Directors.


28 | Semiannual Report

Templeton Foreign Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Directors.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME AND DEFERRED TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.


                                                          Semiannual Report | 29

Templeton Foreign Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. INCOME AND DEFERRED TAXES (CONTINUED)

The Fund is subject to a tax imposed on net realized gains of securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by Templeton Funds, Inc. are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting year. Actual results could differ from those estimates.

G. REDEMPTION FEES

Redemptions and exchanges of Fund shares held five trading days or less (30 days or less prior to June 1, 2004 and 90 days or less prior to January 1, 2004) may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid-in capital as noted in the Statements of Changes in Net Assets.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified by the Fund against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


30 | Semiannual Report

Templeton Foreign Fund

2. CAPITAL STOCK

The Fund offers five classes of shares: Class A, Class B, Class C, Class R and Advisor Class. Effective March 1, 2005, Class B shares will no longer be offered except to existing Class B shareholders through reinvested distributions or exchanges into other Franklin Templeton funds' Class B shares, as permitted by the applicable fund prospectus. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At February 28, 2005, there were 3.9 billion shares of Templeton Funds, Inc. authorized ($1.00 par value), of which 2.7 billion shares were classified as, and allocated to, the Fund and further classified as follows: 2 billion shares have been classified as Class A, 100 million as Class B, 300 million as Class C, 200 million as Advisor Class and 100 million as Class R. Transactions in the Fund's shares were as follows:

                                                         ------------------------------------------------------------------
                                                                SIX MONTHS ENDED                       YEAR ENDED
                                                                FEBRUARY 28, 2005                   AUGUST 31, 2004
                                                         ------------------------------------------------------------------
                                                            SHARES          AMOUNT            SHARES            AMOUNT
                                                         ------------------------------------------------------------------
CLASS A SHARES:
    Shares sold ......................................    174,122,495    $ 2,043,655,618     529,901,793    $ 5,560,556,885
    Shares issued in reinvestment of reinvestme
      distributions ..................................     23,280,518        261,601,861      17,760,833        176,505,043
    Shares issued on merger
      (Note 7) .......................................             --                 --       3,720,765         36,761,330
    Shares redeemed ..................................   (168,266,571)    (1,963,666,938)   (366,465,739)    (3,840,810,144)
                                                         ------------------------------------------------------------------
    Net increase (decrease) ..........................     29,136,442    $   341,590,541     184,917,652    $ 1,933,013,114
                                                         ==================================================================
CLASS B SHARES:
    Shares sold ......................................      1,368,057    $    15,787,920       5,409,338    $    56,245,126
    Shares issued in reinvestment of
      distributions ..................................        238,964          2,643,773         179,187          1,748,133
    Shares redeemed ..................................       (964,224)       (11,119,910)     (1,720,645)       (18,089,329)
                                                         ------------------------------------------------------------------
    Net increase (decrease) ..........................        642,797    $     7,311,783       3,867,880    $    39,903,930
                                                         ==================================================================
CLASS C SHARES:
    Shares sold ......................................      9,801,193    $   113,642,083      30,509,222    $   318,483,878
    Shares issued in reinvestment of
      distributions ..................................      1,336,800         14,827,279       1,021,682          9,986,179
    Shares redeemed ..................................     (8,042,189)       (93,046,735)    (14,369,763)      (150,381,355)
                                                         ------------------------------------------------------------------
    Net increase (decrease) ..........................      3,095,804    $    35,422,627      17,161,141    $   178,088,702
                                                         ==================================================================
CLASS R SHARES:
    Shares sold ......................................      3,196,033    $    37,190,198       6,679,102    $    70,817,402
    Shares issued in reinvestment of
      distributions ..................................        211,179          2,357,409         111,580          1,102,092
    Shares issued on merger
      (Note 7) .......................................             --                 --       1,423,906         13,911,650
    Shares redeemed ..................................     (1,525,811)       (17,764,659)     (3,301,685)       (34,507,072)
                                                         ------------------------------------------------------------------
    Net increase (decrease) ..........................      1,881,401    $    21,782,948       4,912,903    $    51,324,072
                                                         ==================================================================


                                                          Semiannual Report | 31

Templeton Foreign Fund

2. CAPITAL STOCK (CONTINUED)

                                            -------------------------------------------------------------
                                                SIX MONTHS ENDED                     YEAR ENDED
                                                FEBRUARY 28, 2005                 AUGUST 31, 2004
                                            -------------------------------------------------------------
                                             SHARES           AMOUNT         SHARES            AMOUNT
                                            -------------------------------------------------------------
ADVISOR CLASS SHARES:
 Shares sold ...........................    44,516,727    $ 525,588,962      34,924,844     $ 365,757,590
 Shares issued in reinvestment of ......
  distributions ........................     1,167,912       13,111,683         556,200         5,523,927
 Shares redeemed .......................    (8,790,415)    (102,334,988)     (8,511,174)      (89,788,606)
                                            -------------------------------------------------------------
 Net increase (decrease) ...............    36,894,224    $ 436,365,657      26,969,870     $ 281,492,911
                                            =============================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and directors of the Fund are also officers and/or directors of the following subsidiaries:

-------------------------------------------------------------------------------------------------
  SUBSIDIARY                                                          AFFILIATION
-------------------------------------------------------------------------------------------------
  Templeton Global Advisors Ltd. (TGAL)                               Investment manager
  Franklin Templeton Services LLC (FT Services)                       Administrative manager
  Franklin Templeton Distributors Inc. (Distributors)                 Principal underwriter
  Franklin Templeton Investor Services LLC (Investor Services)        Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to TGAL based on the Fund's average daily net assets as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE       NET ASSETS
--------------------------------------------------------------------------------
        0.630%              Up to and including $1 billion
        0.615%              Over $1 billion, up to and including $5 billion
        0.600%              Over $5 billion, up to and including $10 billion
        0.580%              Over $10 billion, up to and including $15 billion
        0.560%              Over $15 billion, up to and including $20 billion
        0.540%              Over $20 billion


32 | Semiannual Report

Templeton Foreign Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

B. ADMINISTRATIVE FEES

The Fund pays its allocated share of an administrative fee to FT Services based on Templeton Funds, Inc. aggregate average daily net assets as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE       NET ASSETS
--------------------------------------------------------------------------------
        0.150%              Up to and including $200 million
        0.135%              Over $200 million, up to and including $700 million
        0.100%              Over $700 million, up to and including $1.2 billion
        0.075%              Over $1.2 billion

C. DISTRIBUTION FEES

The Fund reimburses Distributors up to 0.25%, 1.00%, 1.00%, and 0.50% per year of the average daily net assets of Class A, Class B, Class C, and Class R, respectively, for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan.

Under the Class A distribution plan, costs exceeding the maximum for the current plan period may be reimbursed in subsequent periods. At February 28, 2005, Distributors advised the Fund that unreimbursed costs were $57,056,961.

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Net sales charges received ........................     $ 366,342
Contingent deferred sales charges retained ........     $ 174,123

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $14,659,800, of which $8,083,135 was paid to Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended February 28, 2005, the custodian fees were reduced as noted in the Statement of Operations.


                                                          Semiannual Report | 33

Templeton Foreign Fund

5. INCOME TAXES

At August 31, 2004, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:

 2008 ...........................   $   9,784,222
 2009 ...........................       4,983,869
 2010 ...........................      53,392,716
 2011 ...........................     155,555,918
                                    -------------
                                    $ 223,716,725
                                    =============

At August 31, 2004, the Fund had deferred currency losses occurring subsequent to October 31, 2003 of $2,901,150. For tax purposes, such losses will be reflected in the year ending August 31, 2005.

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of passive foreign investment company shares, foreign currency transactions, and bond discounts and premiums.

Net realized gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and bond discounts and premiums.

At February 28, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes were as follows:

Cost of investments .............................    $ 14,858,931,843
                                                     ================
Unrealized appreciation .........................    $  4,127,024,622
Unrealized depreciation .........................        (324,635,788)
                                                     ----------------
Net unrealized appreciation (depreciation) ......    $  3,802,388,834
                                                     ================

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended February 28, 2005 aggregated $1,734,058,331 and $2,185,135,225, respectively.

7. MERGERS

On October 24, 2003, the Fund acquired the net assets of Victory International Fund ("VIF") pursuant to a plan of reorganization approved by the Victory International Fund's shareholders. The merger was accomplished by a tax-free exchange of 3,720,765 Class A shares, and 1,423,906 Class R shares (valued at $9.88 per share, and $9.77 per share respectively) for the net assets of the Victory International Fund which aggregated $50,672,980, including $1,465,250 of unrealized appreciation. The combined net assets of the Fund immediately after the merger were $12,357,987,189.


34 | Semiannual Report

Templeton Foreign Fund

8. HOLDINGS OF 5% VOTING SECURITIES

The Investment Company Act of 1940 defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund at February 28, 2005 were as shown below:

---------------------------------------------------------------------------------------------------------------------------------
                          NUMBER OF                                 NUMBER OF
                         SHARES HELD                               SHARES HELD      VALUE
                         AT BEGINNING     GROSS         GROSS        AT END        AT END          INVESTMENT    REALIZED CAPITAL
NAME OF ISSUER            OF PERIOD     ADDITIONS    REDUCTIONS     OF PERIOD     OF PERIOD          INCOME        GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Holmen Aktiebolag
 AB, B ..............       3,653,879          --     2,402,396       1,251,483   $         --(a)  $        --        $ 2,557,068
Satyam Computers
 Services Ltd .......      18,631,754          --            --      18,631,754    175,642,764       1,135,959                 --
                                                                                  -----------------------------------------------
                              TOTAL AFFILIATED SECURITIES (0.93% of Net Assets)   $175,642,764     $ 1,135,959        $ 2,557,068
                                                                                  ===============================================

(a)   As of February 28, 2005, no longer an affiliate.

9. REGULATORY MATTERS

INVESTIGATIONS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, received subpoenas and/or requests for documents, information and/or testimony. The Company and its current employees provided documents and information in response to those requests and subpoenas.

SETTLEMENTS

Beginning in August 2004, the Company entered into settlements with certain regulators investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters described in this section is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").

On August 2, 2004, Franklin Resources, Inc. announced that its subsidiary, Franklin Advisers, Inc., reached an agreement with the SEC that resolved the issues resulting from the SEC investigation into market timing activity. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and Sections 9(b) and 9(f) of the Investment Company Act of 1940, Making Findings and Imposing Remedial Sanctions and a Cease-and-Desist Order" (the "Order"). The SEC's Order concerned the activities of a limited number of third parties that ended in 2000 and those that were the subject of the first Massachusetts administrative complaint described below.


                                                          Semiannual Report | 35

Templeton Foreign Fund

9. REGULATORY MATTERS (CONTINUED)

SETTLEMENTS (CONTINUED)

Under the terms of the SEC's Order, pursuant to which Franklin Advisers, Inc. neither admitted nor denied any of the findings contained therein, Franklin Advisers, Inc. agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. At this time, it is unclear which funds or which shareholders of any particular fund will receive distributions. The Order also required Franklin Advisers, Inc. to, among other things, enhance and periodically review compliance policies and procedures.

On September 20, 2004, Franklin Resources, Inc. announced that two of its subsidiaries, Franklin Advisers, Inc. and Franklin Templeton Alternative Strategies, Inc. ("FTAS"), reached an agreement with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts") related to its administrative complaint filed on February 4, 2004, concerning one instance of market timing that was also a subject of the August 2, 2004 settlement that Franklin Advisers, Inc. reached with the SEC, as described above.

Under the terms of the settlement consent order issued by the State of Massachusetts, Franklin Advisers, Inc. and FTAS consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts (the "Massachusetts Consent Order"). The Massachusetts Consent Order included two different sections: "Statements of Fact" and "Violations of Massachusetts Securities Laws." Franklin Advisers, Inc. and FTAS admitted the facts in the Statements of Fact.

On October 25, 2004, the State of Massachusetts filed a second administrative complaint, alleging that Franklin Resources, Inc.'s Form 8-K filing (in which it described the Massachusetts Consent Order and stated that "Franklin did not admit or deny engaging in any wrongdoing") failed to state that Franklin Advisers, Inc. and FTAS admitted the Statements of Fact portion of the Massachusetts Consent Order (the "Second Complaint"). Franklin Resources, Inc. reached a second agreement with the State of Massachusetts on November 19, 2004, resolving the Second Complaint. As a result of the November 19, 2004 settlement, Franklin Resources, Inc. filed a new Form 8-K. The terms of the Massachusetts Consent Order did not change and there was no monetary fine associated with this second settlement.

On November 17, 2004, Franklin Resources, Inc. announced that Franklin Templeton Distributors, Inc. ("FTDI") reached an agreement with the CAGO, resolving the issues resulting from the CAGO's investigation concerning sales and marketing support payments. Under the terms of the settlement, FTDI neither admitted nor denied the allegations in the CAGO's complaint and agreed to pay $2 million to the State of California as a civil penalty, $14 million to the funds, to be allocated by an independent distribution consultant to be paid for by FTDI, and $2 million to the CAGO for its investigative costs.


36 | Semiannual Report

Templeton Foreign Fund

9. REGULATORY MATTERS (CONTINUED)

SETTLEMENTS (CONTINUED)

On December 13, 2004, Franklin Resources, Inc. announced that its subsidiaries FTDI and Franklin Advisers, Inc. reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings, Making Findings, and Imposing Remedial Sanctions Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940, Sections 9(b) and 9(f) of the Investment Company Act of 1940, and Section 15(b) of the Securities Exchange Act of 1934" (the "Second Order").

Under the terms of the Second Order, in which FTDI and Franklin Advisers, Inc. neither admitted nor denied the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar). FTDI and Franklin Advisers, Inc. also agreed to implement certain measures and undertakings relating to marketing support payments to broker-dealers for the promotion or sale of fund shares, including making additional disclosures in the funds' Prospectuses and Statements of Additional Information. The Second Order further requires the appointment of an independent distribution consultant, at the Company's expense, who shall develop a plan for the distribution of the penalty and disgorgement to the funds.

The SEC's Second Order and the CAGO settlement agreement concerning marketing support payments provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The independent distribution consultant has substantially completed preparation of these distribution plans. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds and are recorded as other income in the current period. The SEC has not yet approved the distribution plan pertaining to the Second Order. When approved, disbursements of settlement monies under the SEC's Second Order will be made promptly in accordance with the terms and conditions of that order.


                                                          Semiannual Report | 37

Templeton Foreign Fund

9. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS

The Fund, in addition to the Company and other funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 Plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts administrative complaint and the findings in the SEC's August 2, 2004 Order, as described above. The lawsuits are styled as class actions or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

In addition, the Company, as well as certain current and former officers, employees, and directors, have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive advisory, commission, and distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits identified above are without merit and intend to vigorously defend against them. The Company cannot predict with certainty, however, the eventual outcome of the remaining governmental investigations or private lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on the Company's future financial results. If the Company finds that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.


38 | Semiannual Report

Templeton Foreign Fund

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 39

                      This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II(1)

VALUE

Franklin Balance Sheet
  Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery
Fund Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund(4)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund(4),(5)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(4)
Templeton Global Bond Fund

TAX-FREE INCOME(6)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(7)

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(8)
Colorado
Connecticut
Florida(8)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(7)
Michigan(7)
Minnesota(7)
Missouri
New Jersey
New York(8)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust(9)

(1) The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2) The fund is only open to existing shareholders and select retirement plans.

(3) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(5) Formerly Franklin Short-Intermediate U.S. Government Securities Fund. Effective 9/1/04, the fund's name changed; its investment goal and strategy remained the same.

(6) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(7)   Portfolio of insured municipal securities.

(8) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

(9) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

01/05                                          Not part of the semiannual report

       [LOGO](R)
FRANKLIN(R) TEMPLETON(R)              One Franklin Parkway
      INVESTMENTS                     San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
TEMPLETON FOREIGN FUND

INVESTMENT MANAGER

Templeton Global Advisors Limited

PRINCIPAL UNDERWRITER

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

104 S2005 04/05




ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(a), the registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers financial and accounting officer.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Fred R. Millsaps and Frank A. Olson, they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.         N/A


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

N/A


ITEM 6. SCHEDULE OF INVESTMENTS.        N/A


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASES.

N/A/

ITEM 9. SUBMISSION OF MATTERS OF A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.


ITEM 10. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS

(a) Code of Ethics

(b)(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b)(2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON FUNDS, INC.

By /s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
Date  April 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
Date  April 25, 2005


By /s/Galen G. Vetter
Chief Financial Officer
Date  April 25, 2005